                                                                        (N LOGO)


WEALTH BUILDING OPPORTUNITY

NATIONAL SECURITY
VARIABLE ACCOUNT N


                                            ANNUAL REPORT
                                            ------------------------------------
                                            DECEMBER 31, 2005


                                            National Security Variable Account N


(NATIONAL SECURITY LIFE AND ANNUITY CO. LOGO)  National Security
                                               Life and Annuity Co.
                                               Binghamton, New York

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
                   ONE FINANCIAL WAY, CINCINNATI, OHIO 45242

MESSAGE FROM THE CHIEF EXECUTIVE OFFICER

We are pleased to provide you with your copy of the 2005 National Security Variable Account N Annual Report. The report outlines the performance of the underlying portfolios owned by National Security Variable Account N for 2005. We're pleased to share these results with you.

Please also refer to the accompanying Fund Annual Report for detailed information regarding Ohio National Fund, Inc. Annual reports for any other fund to which you allocated your contract values will be sent in a future mailing.

We appreciate you choosing a National Security Life and Annuity product, and we look forward to continuing to serve your financial service needs. Please contact your registered representative with any questions, or if you need additional assistance, please contact our customer service center at 1-877-446-6060.

/s/ JOHN J. PALMER

Chief Executive Officer
February 20, 2006

                               ABOUT THIS REPORT

This report is a presentation of the National Security Variable Account N. Please note the variable account may offer more than one variable product. Some products may have different underlying mutual funds from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in National Security Variable Account N.

THIS ANNUAL REPORT HAS FOUR MAJOR SECTIONS:

STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY
This statement lists all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value and contracts in accumulation period. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.

STATEMENTS OF OPERATIONS
The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and risk and administrative expenses. Risk and administrative expenses are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. This statement also shows reinvested capital gains, the realized gain (loss) as fund shares are sold, and the change in unrealized gain
(loss).

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
The Statements of Changes in Contract Owners' Equity include increase or decrease in Contract Owners' Equity from Operations for income and expenses shown on the Statements of Operations. In addition, the Equity Transactions section of this statement illustrates purchase payments, transfers to and from other subaccounts, transfers to and from fixed dollar contract, withdrawals and surrenders, surrender charge, annual contract charges, and annuity and death benefit payments. The sum of these two sections represents the Net Change in Contract Owners' Equity which, when added to the beginning Contracts Owners' Equity, equals Contract Owners' Equity at the end of the reporting period. The Changes in Units section illustrates the number of units purchased and redeemed for each underlying fund subaccount during the period reported.

NOTES TO THE FINANCIAL STATEMENTS
The Notes to the Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2005

                                                                                 CONTRACT OWNERS' EQUITY
                                                                  ASSETS         -----------------------
                                                              --------------          CONTRACTS IN
                                                              INVESTMENTS AT       ACCUMULATION PERIOD
                                                                FAIR VALUE              (NOTE 5)
                                                              --------------     -----------------------
OHIO NATIONAL FUND, INC.:
Equity Subaccount
41,144 Shares (Cost $1,079,371).............................   $ 1,215,810             $ 1,215,810
Money Market Subaccount
79,556 Shares (Cost $795,562)...............................       795,562                 795,562
Bond Subaccount
61,203 Shares (Cost $684,723)...............................       670,790                 670,790
Omni Subaccount
2,532 Shares (Cost $32,943).................................        35,729                  35,729
International Subaccount
175,309 Shares (Cost $1,683,938)............................     1,886,328               1,886,328
Capital Appreciation Subaccount
44,331 Shares (Cost $722,847)...............................       757,181                 757,181
International Small Co. Subaccount
3,126 Shares (Cost $44,048).................................        58,990                  58,990
Small Cap Growth Subaccount
2,647 Shares (Cost $18,194).................................        23,059                  23,059
Mid Cap Opportunity Subaccount
2,704 Shares (Cost $40,914).................................        47,080                  47,080
S&P 500 Index Subaccount
26,397 Shares (Cost $317,165)...............................       342,897                 342,897
Blue Chip Subaccount
15,434 Shares (Cost $162,781)...............................       175,330                 175,330
High Income Bond Subaccount
8,972 Shares (Cost $73,428).................................        76,169                  76,169
Nasdaq-100 Index Subaccount
79,856 Shares (Cost $318,568)...............................       338,591                 338,591
Bristol Subaccount
27,268 Shares (Cost $293,058)...............................       307,305                 307,305
Bryton Growth Subaccount
16,097 Shares (Cost $159,856)...............................       168,374                 168,374
U.S. Equity Subaccount
32,015 Shares (Cost $358,456)...............................       407,557                 407,557
Covered Call Subaccount
1,237 Shares (Cost $12,696).................................        13,691                  13,691
Target VIP Subaccount
4,380 Shares (Cost $44,497).................................        44,410                  44,410

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS:
Opportunity Subaccount
1,885 Shares (Cost $35,323).................................        45,666                  45,666

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2005

                                                                                 CONTRACT OWNERS' EQUITY
                                                                  ASSETS         -----------------------
                                                              --------------          CONTRACTS IN
                                                              INVESTMENTS AT       ACCUMULATION PERIOD
                                                                FAIR VALUE              (NOTE 5)
                                                              --------------     -----------------------
VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS- CLASS II:
Core Plus Fixed Income Subaccount
4,449 Shares (Cost $51,282).................................   $    50,987             $    50,987
U.S. Real Estate Subaccount
21,703 Shares (Cost $440,881)...............................       497,425                 497,425

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Growth & Income Subaccount
54,562 Shares (Cost $644,740)...............................       653,108                 653,108
Core U.S. Equity Subaccount
34,400 Shares (Cost $419,582)...............................       451,677                 451,677
Capital Growth Subaccount
25,350 Shares (Cost $251,604)...............................       270,736                 270,736

LAZARD RETIREMENT SERIES, INC.:
Emerging Markets Subaccount
11,096 Shares (Cost $144,873)...............................       208,714                 208,714
Small Cap Subaccount
12,496 Shares (Cost $193,537)...............................       203,804                 203,804

THE PRUDENTIAL SERIES FUND, INC.:
Jennison 20/20 Focus Subaccount
12,632 Shares (Cost $150,947)...............................       187,329                 187,329
Jennison Subaccount
1,769 Shares (Cost $28,928).................................        36,246                  36,246

UBS SERIES TRUST:
U.S. Allocation Subaccount
1,343 Shares (Cost $15,810).................................        19,011                  19,011

FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS
2:
VIP Mid Cap Subaccount
16,446 Shares (Cost $472,223)...............................       570,168                 570,168
VIP Contrafund Subaccount
20,404 Shares (Cost $513,509)...............................       626,210                 626,210
VIP Growth Subaccount
8,859 Shares (Cost $274,968)................................       294,917                 294,917
VIP Equity-Income Subaccount
>559 Shares (Cost $12,684)..................................        14,060                  14,060

JANUS ASPEN SERIES -- SERVICE SHARES:
Worldwide Growth Subaccount
513 Shares (Cost $12,905)...................................        14,241                  14,241

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2005

                                                                                 CONTRACT OWNERS' EQUITY
                                                                  ASSETS         -----------------------
                                                              --------------          CONTRACTS IN
                                                              INVESTMENTS AT       ACCUMULATION PERIOD
                                                                FAIR VALUE              (NOTE 5)
                                                              --------------     -----------------------
JANUS ASPEN SERIES -- SERVICE SHARES: (CONTINUED)
Balanced Subaccount
289 Shares (Cost $7,388)....................................   $     7,702             $     7,702
International Growth Subaccount
1,632 Shares (Cost $44,783).................................        57,391                  57,391

J.P. MORGAN SERIES TRUST II:
Small Company Subaccount
3,927 Shares (Cost $60,777).................................        62,518                  62,518
Mid Cap Value Subaccount
25,167 Shares (Cost $645,285)...............................       700,654                 700,654

MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS:
New Discovery Subaccount
644 Shares (Cost $9,459)....................................         9,954                   9,954
Investors Growth Stock Subaccount
5,309 Shares (Cost $45,717).................................        51,608                  51,608
Total Return Subaccount
6,938 Shares (Cost $136,959)................................       142,220                 142,220

PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE SHARES:
Real Return Subaccount
79,266 Shares (Cost $1,020,369).............................     1,005,888               1,005,888
Total Return Subaccount
40,160 Shares (Cost $418,048)...............................       411,237                 411,237
Global Bond Subaccount
5,173 Shares (Cost $65,247).................................        61,613                  61,613

ROYCE CAPITAL FUND:
Micro-Cap Subaccount
3,965 Shares (Cost $44,032).................................        49,843                  49,843
Small-Cap Subaccount
20,689 Shares (Cost $173,976)...............................       200,065                 200,065

DREYFUS VARIABLE INVESTMENT FUND -- SERVICE SHARES:
Appreciation Subaccount
1,479 Shares (Cost $49,784).................................        54,595                  54,595

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCT CLASS 2:
Templeton Foreign Securities Subaccount
2,950 Shares (Cost $45,888).................................        46,082                  46,082
Franklin Income Securities Subaccount
1,106 Shares (Cost $16,955).................................        16,945                  16,945
                                                               -----------             -----------

TOTALS......................................................   $14,387,467             $14,387,467
                                                               ===========             ===========

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                     OHIO NATIONAL FUND, INC.
                                 ------------------------------------------------------------------------------------------------
                                                MONEY                                                  CAPITAL      INTERNATIONAL
                                   EQUITY       MARKET        BOND         OMNI      INTERNATIONAL   APPRECIATION     SMALL CO.
                                 SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                 ----------   ----------   ----------   ----------   -------------   ------------   -------------
                                    2005         2005         2005         2005          2005            2005           2005
                                 ----------   ----------   ----------   ----------   -------------   ------------   -------------
Investment activity:
  Reinvested dividends.........   $      0     $ 22,278     $ 24,605      $  447       $    825        $ 3,929         $   247
     Risk & administrative
       expense (note 2)........    (10,246)     (10,565)      (5,776)       (451)       (13,927)        (4,507)           (601)
                                  --------     --------     --------      ------       --------        -------         -------
       Net investment
          activity.............    (10,246)      11,713       18,829          (4)       (13,102)          (578)           (354)
                                  --------     --------     --------      ------       --------        -------         -------
Reinvested capital gains.......          0            0            0           0              0              0               0
                                  --------     --------     --------      ------       --------        -------         -------
Realized & unrealized gain
  (loss) on investments:
  Realized gain (loss).........      6,040          (13)         820         142         10,971            239           1,123
  Unrealized gain (loss).......     69,799            0      (23,038)      2,358        140,351         30,347          10,553
                                  --------     --------     --------      ------       --------        -------         -------
       Net gain (loss) on
          investments..........     75,839          (13)     (22,218)      2,500        151,322         30,586          11,676
                                  --------     --------     --------      ------       --------        -------         -------
          Net increase
            (decrease) in
            contract owners'
            equity from
            operations.........   $ 65,593     $ 11,700     $ (3,389)     $2,496       $138,220        $30,008         $11,322
                                  ========     ========     ========      ======       ========        =======         =======

                                                                        OHIO NATIONAL FUND, INC.
                                       ------------------------------------------------------------------------------------------
                                       SMALL CAP      MID CAP      S&P 500                  HIGH INCOME   NASDAQ-100
                                         GROWTH     OPPORTUNITY     INDEX      BLUE CHIP       BOND         INDEX       BRISTOL
                                       SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                       ----------   -----------   ----------   ----------   -----------   ----------   ----------
                                          2005         2005          2005         2005         2005          2005         2005
                                       ----------   -----------   ----------   ----------   -----------   ----------   ----------
Investment activity:
  Reinvested dividends...............    $    0       $    0       $ 3,436      $ 1,667       $ 3,577      $     0      $     0
     Risk & administrative expense
       (note 2)......................      (307)        (581)       (4,327)      (2,356)         (873)      (3,023)      (1,584)
                                         ------       ------       -------      -------       -------      -------      -------
       Net investment activity.......      (307)        (581)         (891)        (689)        2,704       (3,023)      (1,584)
                                         ------       ------       -------      -------       -------      -------      -------
Reinvested capital gains.............         0            0             0            0             0            0            0
                                         ------       ------       -------      -------       -------      -------      -------
Realized & unrealized gain (loss) on
  investments:
  Realized gain (loss)...............       158          374           832          464            68          (56)          71
  Unrealized gain (loss).............     1,255        4,403        12,158        5,815        (1,693)       9,892       14,247
                                         ------       ------       -------      -------       -------      -------      -------
       Net gain (loss) on
          investments................     1,413        4,777        12,990        6,279        (1,625)       9,836       14,318
                                         ------       ------       -------      -------       -------      -------      -------
          Net increase (decrease) in
            contract owners' equity
            from operations..........    $1,106       $4,196       $12,099      $ 5,590       $ 1,079      $ 6,813      $12,734
                                         ======       ======       =======      =======       =======      =======      =======

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                  WELLS FARGO
                                                                                   ADVANTAGE
                                                                                 VARIABLE TRUST        VAN KAMPEN UNIVERSAL
                                         OHIO NATIONAL FUND, INC.                FUNDS (NOTE 3)   INSTITUTIONAL FUNDS -- CLASS II
                            --------------------------------------------------   --------------   -------------------------------
                              BRYTON                    COVERED                                      CORE PLUS        U.S. REAL
                              GROWTH     U.S. EQUITY      CALL      TARGET VIP    OPPORTUNITY      FIXED INCOME        ESTATE
                            SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT     SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                            ----------   -----------   ----------   ----------   --------------   ---------------   -------------
                               2005         2005          2005       2005(B)          2005             2005             2005
                            ----------   -----------   ----------   ----------   --------------   ---------------   -------------
Investment activity:
  Reinvested dividends....    $   28       $     0       $   0        $   0          $    0           $1,732           $ 2,962
  Risk & administrative
     expense (note 2).....      (859)       (4,509)       (171)         (53)           (600)            (669)           (3,480)
                              ------       -------       -----        -----          ------           ------           -------
     Net investment
       activity...........      (831)       (4,509)       (171)         (53)           (600)           1,063              (518)
                              ------       -------       -----        -----          ------           ------           -------
Reinvested capital
  gains...................         0             0           0            0               0              367             6,983
                              ------       -------       -----        -----          ------           ------           -------
Realized & unrealized gain
  (loss) on investments:
  Realized gain (loss)....       208           543           8            0             149               (4)            4,830
  Unrealized gain
     (loss)...............     8,517        34,857         534          (88)          3,198             (246)           33,182
                              ------       -------       -----        -----          ------           ------           -------
     Net gain (loss) on
       investments........     8,725        35,400         542          (88)          3,347             (250)           38,012
                              ------       -------       -----        -----          ------           ------           -------
          Net increase
            (decrease) in
            contract
            owners' equity
            from
            operations....    $7,894       $30,891       $ 371        $(141)         $2,747           $1,180           $44,477
                              ======       =======       =====        =====          ======           ======           =======

                                                                                  LAZARD RETIREMENT       THE PRUDENTIAL SERIES
                                     GOLDMAN SACHS VARIABLE INSURANCE TRUST         SERIES, INC.                FUND, INC.
                                     ---------------------------------------   -----------------------   ------------------------
                                      GROWTH &      CORE U.S.      CAPITAL      EMERGING      SMALL       JENNISON
                                       INCOME        EQUITY        GROWTH       MARKETS        CAP       20/20 FOCUS    JENNISON
                                     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                     -----------   -----------   -----------   ----------   ----------   -----------   ----------
                                        2005          2005          2005          2005         2005         2005          2005
                                     -----------   -----------   -----------   ----------   ----------   -----------   ----------
Investment activity:
  Reinvested dividends.............    $ 9,257       $ 3,155       $   400      $   485      $     0       $     0       $    0
  Risk & administrative expense
     (note 2)......................     (3,755)       (3,048)       (3,638)      (2,022)      (2,604)       (2,022)        (537)
                                       -------       -------       -------      -------      -------       -------       ------
     Net investment activity.......      5,502           107        (3,238)      (1,537)      (2,604)       (2,022)        (537)
                                       -------       -------       -------      -------      -------       -------       ------
Reinvested capital gains...........          0             0             0        5,779       14,040             0            0
                                       -------       -------       -------      -------      -------       -------       ------
Realized & unrealized gain (loss)
  on investments:
  Realized gain (loss).............        230         1,544           372        4,691        1,223        13,099        1,821
  Unrealized gain (loss)...........      3,973        20,514         6,941       42,759       (8,168)       13,453        2,984
                                       -------       -------       -------      -------      -------       -------       ------
     Net gain (loss) on
       investments.................      4,203        22,058         7,313       47,450       (6,945)       26,552        4,805
                                       -------       -------       -------      -------      -------       -------       ------
          Net increase (decrease)
            in contract owners'
            equity from
            operations.............    $ 9,705       $22,165       $ 4,075      $51,692      $ 4,491       $24,530       $4,268
                                       =======       =======       =======      =======      =======       =======       ======

---------------

(b) Period from November 2, 2005, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                  UBS SERIES
                                                    TRUST      FIDELITY VARIABLE INSURANCE PRODUCTS - FUND SERVICE CLASS 2
                                                  ----------   ------------------------------------------------------------
                                                     U.S.          VIP            VIP            VIP              VIP
                                                  ALLOCATION     MID-CAP       CONTRAFUND       GROWTH       EQUITY-INCOME
                                                  SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                                  ----------   ------------   ------------   ------------   ---------------
                                                     2005          2005           2005           2005            2005
                                                  ----------   ------------   ------------   ------------   ---------------
Investment activity:
  Reinvested dividends..........................    $ 250         $     0        $   614        $   859          $ 194
  Risk & administrative expense (note 2)........     (265)         (5,058)        (7,349)        (3,974)          (186)
                                                    -----         -------        -------        -------          -----
     Net investment activity....................      (15)         (5,058)        (6,735)        (3,115)             8
                                                    -----         -------        -------        -------          -----
Reinvested capital gains........................        0           4,490             88              0            481
                                                    -----         -------        -------        -------          -----
Realized & unrealized gain (loss) on
  investments:
  Realized gain (loss)..........................      244           3,519         12,107           (733)            13
  Unrealized gain (loss)........................      743          61,494         73,107         14,500             54
                                                    -----         -------        -------        -------          -----
     Net gain (loss) on investments.............      987          65,013         85,214         13,767             67
                                                    -----         -------        -------        -------          -----
          Net increase (decrease) in contract
            owners' equity from operations......    $ 972         $64,445        $78,567        $10,652          $ 556
                                                    =====         =======        =======        =======          =====


                                                    JANUS ASPEN SERIES - SERVICE SHARES
                                                  ---------------------------------------
                                                  WORLDWIDE                 INTERNATIONAL
                                                    GROWTH      BALANCED       GROWTH
                                                  SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                                  ----------   ----------   -------------
                                                     2005         2005          2005
                                                  ----------   ----------   -------------
Investment activity:
  Reinvested dividends..........................    $ 164         $ 83         $   443
  Risk & administrative expense (note 2)........     (173)         (32)           (432)
                                                    -----         ----         -------
     Net investment activity....................       (9)          51              11
                                                    -----         ----         -------
Reinvested capital gains........................        0            0               0
                                                    -----         ----         -------
Realized & unrealized gain (loss) on
  investments:
  Realized gain (loss)..........................        8            2             667
  Unrealized gain (loss)........................      732          190          11,297
                                                    -----         ----         -------
     Net gain (loss) on investments.............      740          192          11,964
                                                    -----         ----         -------
          Net increase (decrease) in contract
            owners' equity from operations......    $ 731         $243         $11,975
                                                    =====         ====         =======

                                                                                         MFS VARIABLE INSURANCE
                                                   J.P. MORGAN SERIES TRUST II           TRUST - SERVICE CLASS
                                                   ---------------------------   --------------------------------------
                                                      SMALL         MID CAP         NEW        INVESTORS       TOTAL
                                                     COMPANY         VALUE       DISCOVERY    GROWTH STOCK     RETURN
                                                    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                   ------------   ------------   ----------   ------------   ----------
                                                       2005           2005          2005          2005          2005
                                                   ------------   ------------   ----------   ------------   ----------
Investment activity:
  Reinvested dividends...........................     $     0        $   601       $   0         $   65       $ 1,071
  Risk & administrative expense (note 2).........        (752)        (5,251)       (152)          (666)       (1,329)
                                                      -------        -------       -----         ------       -------
     Net investment activity.....................        (752)        (4,650)       (152)          (601)         (258)
                                                      -------        -------       -----         ------       -------
Reinvested capital gains.........................       6,190          4,447           0              0         2,303
                                                      -------        -------       -----         ------       -------
Realized & unrealized gain (loss) on investments:
  Realized gain (loss)...........................       1,161          5,220        (159)           151           205
  Unrealized gain (loss).........................      (4,503)        25,703         469          2,343        (1,483)
                                                      -------        -------       -----         ------       -------
     Net gain (loss) on investments..............      (3,342)        30,923         310          2,494        (1,278)
                                                      -------        -------       -----         ------       -------
          Net increase (decrease) in contract
            owners' equity from operations.......     $ 2,096        $30,720       $ 158         $1,893       $   767
                                                      =======        =======       =====         ======       =======

                                                     PIMCO VARIABLE INSURANCE TRUST -
                                                          ADMINISTRATIVE SHARES
                                                   ------------------------------------
                                                      REAL        TOTAL        GLOBAL
                                                     RETURN       RETURN        BOND
                                                   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                   ----------   ----------   ----------
                                                      2005         2005         2005
                                                   ----------   ----------   ----------
Investment activity:
  Reinvested dividends...........................   $ 17,368     $11,019      $ 1,142
  Risk & administrative expense (note 2).........     (7,924)     (4,385)        (609)
                                                    --------     -------      -------
     Net investment activity.....................      9,444       6,634          533
                                                    --------     -------      -------
Reinvested capital gains.........................     10,900       5,659          881
                                                    --------     -------      -------
Realized & unrealized gain (loss) on investments:
  Realized gain (loss)...........................       (584)        482          (43)
  Unrealized gain (loss).........................    (16,869)     (9,804)      (4,746)
                                                    --------     -------      -------
     Net gain (loss) on investments..............    (17,453)     (9,322)      (4,789)
                                                    --------     -------      -------
          Net increase (decrease) in contract
            owners' equity from operations.......   $  2,891     $ 2,971      $(3,375)
                                                    ========     =======      =======

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                          DREYFUS
                                                                          VARIABLE
                                                                         INVESTMENT         FRANKLIN TEMPLETON
                                                                          FUND --       VARIABLE INSURANCE PRODUCT
                                               ROYCE CAPITAL FUND      SERVICE SHARES          TRUST CLASS 2
                                             -----------------------   --------------   ---------------------------
                                                                                         TEMPLETON       FRANKLIN
                                                                                          FOREIGN         INCOME
                                             MICRO-CAP    SMALL-CAP     APPRECIATION     SECURITIES     SECURITIES       TOTAL
                                             SUBACCOUNT   SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT    SUBACCOUNTS
                                             ----------   ----------   --------------   ------------   ------------   -----------
                                                2005         2005           2005          2005(A)        2005(A)         2005
                                             ----------   ----------   --------------   ------------   ------------   -----------
Investment activity:
  Reinvested dividends.....................    $  255      $     0         $    0           $  0           $  0        $ 113,158
     Risk & administrative expense (note
      2)...................................      (569)      (2,460)          (730)           (22)           (43)        (129,452)
                                               ------      -------         ------           ----           ----        ---------
       Net investment activity.............      (314)      (2,460)          (730)           (22)           (43)         (16,294)
                                               ------      -------         ------           ----           ----        ---------
Reinvested capital gains...................       770        2,091              0              0              0           65,469
                                               ------      -------         ------           ----           ----        ---------
Realized & unrealized gain (loss) on
  investments:
     Realized gain (loss)..................     1,509        3,548            272              0              0           77,536
     Unrealized gain (loss)................     4,271       10,322          1,835            194            (10)         608,696
                                               ------      -------         ------           ----           ----        ---------
       Net gain (loss) on investments......     5,780       13,870          2,107            194            (10)         686,232
                                               ------      -------         ------           ----           ----        ---------
          Net increase (decrease) in
            contract owners' equity from
            operations.....................    $6,236      $13,501         $1,377           $172           $(53)       $ 735,407
                                               ======      =======         ======           ====           ====        =========

---------------

(a) Period from May 2, 2005, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                                         OHIO NATIONAL FUND, INC.
                                          ---------------------------------------------------------------------------------------
                                                 EQUITY               MONEY MARKET               BOND                 OMNI
                                               SUBACCOUNT              SUBACCOUNT             SUBACCOUNT           SUBACCOUNT
                                          ---------------------   ---------------------   -------------------   -----------------
                                             2005        2004       2005        2004        2005       2004      2005      2004
                                          ----------   --------   ---------   ---------   --------   --------   -------   -------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity...............  $  (10,246)  $ (3,765)  $  11,713   $    (507)  $ 18,829   $ (1,899)  $    (4)  $   301
  Reinvested capital gains..............           0          0           0           0          0          0         0         0
  Realized gain (loss)..................       6,040      2,410         (13)         (1)       820        314       142         0
  Unrealized gain (loss)................      69,799     54,443           0           0    (23,038)     9,472     2,358       428
                                          ----------   --------   ---------   ---------   --------   --------   -------   -------
     Net increase (decrease) in contract
       owners' equity from operations...      65,593     53,088      11,700        (508)    (3,389)     7,887     2,496       729
                                          ----------   --------   ---------   ---------   --------   --------   -------   -------
Equity transactions:
  Contract purchase payments (note 1)...     520,764    159,271     291,352     373,917    262,527    123,735     7,048    18,231
  Transfers to & from other
     subaccounts........................      12,720     (4,990)   (113,002)      9,975     15,529     10,693    (7,856)      166
  Transfers to & from fixed dollar
     contract...........................     138,081    161,156      45,429     496,876    148,317     66,586     9,076     5,950
  Withdrawals & surrenders..............     (30,130)    (4,642)   (146,818)   (212,317)    (6,672)    (4,553)        0         0
  Surrender charge (note 2).............      (1,830)      (234)       (330)          0       (404)         0         0         0
  Annual contract charges (note 2)......      (1,308)      (548)       (804)       (144)    (1,036)      (202)     (111)        0
  Annuity payments......................        (695)         0        (888)       (272)      (893)         0         0         0
                                          ----------   --------   ---------   ---------   --------   --------   -------   -------
     Net equity transactions............     637,602    310,013      74,939     668,035    417,368    196,259     8,157    24,347
                                          ----------   --------   ---------   ---------   --------   --------   -------   -------
       Net change in contract owners'
          equity........................     703,195    363,101      86,639     667,527    413,979    204,146    10,653    25,076
Contract owners' equity:
  Beginning of period...................     512,615    149,514     708,923      41,396    256,811     52,665    25,076         0
                                          ----------   --------   ---------   ---------   --------   --------   -------   -------
  End of period.........................  $1,215,810   $512,615   $ 795,562   $ 708,923   $670,790   $256,811   $35,729   $25,076
                                          ==========   ========   =========   =========   ========   ========   =======   =======
Change in units:
  Beginning units.......................      45,129     14,595      62,816       3,654     18,624      3,988     3,377         0
                                          ----------   --------   ---------   ---------   --------   --------   -------   -------
  Units purchased.......................      62,222     33,263      51,691     107,218     32,460     15,483     2,175     3,377
  Units redeemed........................      (5,064)    (2,729)    (45,068)    (48,056)    (1,965)      (847)   (1,095)        0
                                          ----------   --------   ---------   ---------   --------   --------   -------   -------
  Ending units..........................     102,287     45,129      69,439      62,816     49,119     18,624     4,457     3,377
                                          ==========   ========   =========   =========   ========   ========   =======   =======

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2005 AND 2004

                                                                  OHIO NATIONAL FUND, INC.
                            -----------------------------------------------------------------------------------------------------
                                 INTERNATIONAL          CAPITAL APPRECIATION     INTERNATIONAL SMALL CO.       SMALL CAP GROWTH
                                  SUBACCOUNT                 SUBACCOUNT                 SUBACCOUNT                SUBACCOUNT
                            -----------------------     --------------------     ------------------------     -------------------
                               2005          2004         2005        2004          2005          2004         2005        2004
                            ----------     --------     --------     -------     ----------     ---------     -------     -------
Increase (decrease) in
  contract owners' equity
  from operations:
  Net investment
     activity.............  $  (13,102)    $ (4,074)    $   (578)    $  (167)     $   (354)      $    (6)     $  (307)    $  (241)
  Reinvested capital
     gains................           0            0            0           0             0             0            0           0
  Realized gain (loss)....      10,971        1,521          239          34         1,123             8          158          14
  Unrealized gain
     (loss)...............     140,351       50,379       30,347       3,986        10,553         4,339        1,255       2,621
                            ----------     --------     --------     -------      --------       -------      -------     -------
     Net increase
       (decrease) in
       contract owners'
       equity from
       operations.........     138,220       47,826       30,008       3,853        11,322         4,341        1,106       2,394
                            ----------     --------     --------     -------      --------       -------      -------     -------
Equity transactions:
  Contract purchase
     payments (note 1)....     836,488      192,953      413,323      50,979        20,000        15,600            0           0
  Transfers to & from
     other subaccounts....     (22,642)      (2,816)      23,487        (517)      (11,530)           38         (529)        232
  Transfers to & from
     fixed dollar
     contract.............     478,879      166,488      230,203       7,832         6,651        11,732            0       6,171
  Withdrawals &
     surrenders...........     (63,979)      (2,187)           0           0             0             0            0           0
  Surrender charge (note
     2)...................      (3,895)           0            0           0             0             0            0           0
  Annual contract charges
     (note 2).............      (2,081)        (518)        (597)          0          (217)          (63)         (98)        (51)
  Annuity payments........      (2,574)           0       (1,390)          0             0             0            0           0
                            ----------     --------     --------     -------      --------       -------      -------     -------
     Net equity
       transactions.......   1,220,196      353,920      665,026      58,294        14,904        27,307         (627)      6,352
                            ----------     --------     --------     -------      --------       -------      -------     -------
       Net change in
          contract owners'
          equity..........   1,358,416      401,746      695,034      62,147        26,226        31,648          479       8,746
Contract owners' equity:
  Beginning of period.....     527,912      126,166       62,147           0        32,764         1,116       22,580      13,834
                            ----------     --------     --------     -------      --------       -------      -------     -------
  End of period...........  $1,886,328     $527,912     $757,181     $62,147      $ 58,990       $32,764      $23,059     $22,580
                            ==========     ========     ========     =======      ========       =======      =======     =======
Change in units:
  Beginning units.........      56,276       14,984        3,785           0         2,985           121        4,452       2,998
                            ----------     --------     --------     -------      --------       -------      -------     -------
  Units purchased.........     144,019       42,893       41,089       3,817         2,300         2,896            0       1,466
  Units redeemed..........     (13,918)      (1,601)        (453)        (32)       (1,061)          (32)        (123)        (12)
                            ----------     --------     --------     -------      --------       -------      -------     -------
  Ending units............     186,377       56,276       44,421       3,785         4,224         2,985        4,329       4,452
                            ==========     ========     ========     =======      ========       =======      =======     =======

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2005 AND 2004

                                                                  OHIO NATIONAL FUND, INC.
                            -----------------------------------------------------------------------------------------------------
                             MID CAP OPPORTUNITY                                                               HIGH INCOME BOND
                                 SUBACCOUNT           S&P 500 INDEX SUBACCOUNT      BLUE CHIP SUBACCOUNT          SUBACCOUNT
                            ---------------------     -------------------------     ---------------------     -------------------
                              2005         2004          2005           2004          2005         2004        2005        2004
                            --------     --------     ----------     ----------     --------     --------     -------     -------
Increase (decrease) in
  contract owners' equity
  from operations:
  Net investment
     activity.............  $   (581)    $    (54)     $   (891)      $    601      $   (689)    $    480     $ 2,704     $  (360)
  Reinvested capital
     gains................         0            0             0              0             0            0           0           0
  Realized gain (loss)....       374           12           832           (128)          464          (32)         68         241
  Unrealized gain
     (loss)...............     4,403        1,763        12,158         13,574         5,815        6,647      (1,693)      3,930
                            --------     --------      --------       --------      --------     --------     -------     -------
     Net increase
       (decrease) in
       contract owners'
       equity from
       operations.........     4,196        1,721        12,099         14,047         5,590        7,095       1,079       3,811
                            --------     --------      --------       --------      --------     --------     -------     -------
Equity transactions:
  Contract purchase
     payments (note 1)....    10,511       24,916        51,625         52,500             0       20,000      12,198      24,150
  Transfers to & from
     other subaccounts....    (7,596)        (177)            0              0             0            0       1,551         138
  Transfers to & from
     fixed dollar
     contract.............     7,976        5,635             0        212,780             0      141,855       8,876       6,648
  Withdrawals &
     surrenders...........         0            0             0              0             0            0           0      (2,284)
  Surrender charge (note
     2)...................         0            0             0              0             0            0           0        (118)
  Annual contract charges
     (note 2).............      (102)           0          (154)             0           (15)          (4)       (143)        (48)
  Annuity payments........         0            0             0              0             0            0        (110)          0
                            --------     --------      --------       --------      --------     --------     -------     -------
     Net equity
       transactions.......    10,789       30,374        51,471        265,280           (15)     161,851      22,372      28,486
                            --------     --------      --------       --------      --------     --------     -------     -------
       Net change in
          contract owners'
          equity..........    14,985       32,095        63,570        279,327         5,575      168,946      23,451      32,297
Contract owners' equity:
  Beginning of period.....    32,095            0       279,327              0       169,755          809      52,718      20,421
                            --------     --------      --------       --------      --------     --------     -------     -------
  End of period...........  $ 47,080     $ 32,095      $342,897       $279,327      $175,330     $169,755     $76,169     $52,718
                            ========     ========      ========       ========      ========     ========     =======     =======
Change in units:
  Beginning units.........     2,346            0        25,401              0        15,870           82       4,150       1,755
                            --------     --------      --------       --------      --------     --------     -------     -------
  Units purchased.........     1,407        2,361         4,878         25,401             0       15,788       1,781       2,664
  Units redeemed..........      (581)         (15)          (14)             0            (1)           0         (27)       (269)
                            --------     --------      --------       --------      --------     --------     -------     -------
  Ending units............     3,172        2,346        30,265         25,401        15,869       15,870       5,904       4,150
                            ========     ========      ========       ========      ========     ========     =======     =======

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2005 AND 2004

                                                         OHIO NATIONAL FUND, INC.
                                          ------------------------------------------------------
                                            NASDAQ-100 INDEX         BRISTOL       BRYTON GROWTH
                                               SUBACCOUNT           SUBACCOUNT      SUBACCOUNT
                                          ---------------------     ----------     -------------
                                            2005         2004          2005            2005
                                          --------     --------     ----------     -------------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity...............  $ (3,023)    $ (1,406)     $ (1,584)       $   (831)
  Reinvested capital gains..............         0            0             0               0
  Realized gain (loss)..................       (56)         (48)           71             208
  Unrealized gain (loss)................     9,892       10,130        14,247           8,517
                                          --------     --------      --------        --------
     Net increase (decrease) in contract
       owners' equity from operations...     6,813        8,676        12,734           7,894
                                          --------     --------      --------        --------
Equity transactions:
  Contract purchase payments (note 1)...   105,348        6,900       183,081         103,289
  Transfers to & from other
     subaccounts........................     8,913            0        13,671           4,357
  Transfers to & from fixed dollar
     contract...........................    60,601      141,854        98,586          53,172
  Withdrawals & surrenders..............         0            0             0               0
  Surrender charge (note 2).............         0            0             0               0
  Annual contract charges (note 2)......      (129)           0          (134)            (72)
  Annuity payments......................      (385)           0          (633)           (266)
                                          --------     --------      --------        --------
     Net equity transactions............   174,348      148,754       294,571         160,480
                                          --------     --------      --------        --------
       Net change in contract owners'
          equity........................   181,161      157,430       307,305         168,374
Contract owners' equity:
  Beginning of period...................   157,430            0             0               0
                                          --------     --------      --------        --------
  End of period.........................  $338,591     $157,430      $307,305        $168,374
                                          ========     ========      ========        ========
Change in units:
  Beginning units.......................    40,195            0             0               0
                                          --------     --------      --------        --------
  Units purchased.......................    46,850       40,195        25,690          17,340
  Units redeemed........................      (630)           0          (294)           (404)
                                          --------     --------      --------        --------
  Ending units..........................    86,415       40,195        25,396          16,936
                                          ========     ========      ========        ========

                                                        OHIO NATIONAL FUND, INC.
                                          ----------------------------------------------------

                                          U.S. EQUITY SUBACCOUNT      COVERED CALL SUBACCOUNT
                                          -----------------------     ------------------------
                                            2005          2004         2005           2004
                                          ---------     ---------     -------     ------------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity...............  $ (4,509)     $   (304)     $  (171)       $  (19)
  Reinvested capital gains..............         0             0            0             0
  Realized gain (loss)..................       543            23            8             0
  Unrealized gain (loss)................    34,857        14,244          534           461
                                          --------      --------      -------        ------
     Net increase (decrease) in contract
       owners' equity from operations...    30,891        13,963          371           442
                                          --------      --------      -------        ------
Equity transactions:
  Contract purchase payments (note 1)...   255,390       112,672        4,783         8,095
  Transfers to & from other
     subaccounts........................       241             0            0             0
  Transfers to & from fixed dollar
     contract...........................         0             0            0             0
  Withdrawals & surrenders..............    (5,000)            0            0             0
  Surrender charge (note 2).............         0             0            0             0
  Annual contract charges (note 2)......      (600)            0            0             0
  Annuity payments......................         0             0            0             0
                                          --------      --------      -------        ------
     Net equity transactions............   250,031       112,672        4,783         8,095
                                          --------      --------      -------        ------
       Net change in contract owners'
          equity........................   280,922       126,635        5,154         8,537
Contract owners' equity:
  Beginning of period...................   126,635             0        8,537             0
                                          --------      --------      -------        ------
  End of period.........................  $407,557      $126,635      $13,691        $8,537
                                          ========      ========      =======        ======
Change in units:
  Beginning units.......................    10,914             0          802             0
                                          --------      --------      -------        ------
  Units purchased.......................    22,359        10,914          464           802
  Units redeemed........................      (510)            0            0             0
                                          --------      --------      -------        ------
  Ending units..........................    32,763        10,914        1,266           802
                                          ========      ========      =======        ======

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
DECEMBER 31, 2005 AND 2004

                                                          WELLS FARGO ADVANTAGE
                                        OHIO NATIONAL     VARIABLE TRUST FUNDS                  VAN KAMPEN UNIVERSAL
                                         FUND, INC.             (NOTE 3)                   INSTITUTIONAL FUNDS -- CLASS II
                                        -------------     ---------------------     ---------------------------------------------
                                                                                         CORE PLUS
                                         TARGET VIP            OPPORTUNITY             FIXED INCOME           U.S. REAL ESTATE
                                         SUBACCOUNT            SUBACCOUNT               SUBACCOUNT               SUBACCOUNT
                                        -------------     ---------------------     -------------------     ---------------------
                                           2005(B)          2005         2004        2005        2004         2005         2004
                                        -------------     --------     --------     -------     -------     --------     --------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity.............     $   (53)       $  (600)     $  (533)     $ 1,063     $   537     $   (518)    $    262
  Reinvested capital gains............           0              0            0          367          54        6,983        1,358
  Realized gain (loss)................           0            149           46           (4)         (3)       4,830        1,474
  Unrealized gain (loss)..............         (88)         3,198        5,344         (246)        (80)      33,182       21,769
                                           -------        -------      -------      -------     -------     --------     --------
     Net increase (decrease) in
       contract owners' equity from
       operations.....................        (141)         2,747        4,857        1,180         508       44,477       24,863
                                           -------        -------      -------      -------     -------     --------     --------
Equity transactions:
  Contract purchase payments (note
     1)...............................      44,551              0       26,000        9,563      36,190      230,562       41,355
  Transfers to & from other
     subaccounts......................           0              0            0            0           0       11,372      (10,269)
  Transfers to & from fixed dollar
     contract.........................           0              0            0            0           0      111,442       35,526
  Withdrawals & surrenders............           0              0            0            0           0      (12,752)         (55)
  Surrender charge (note 2)...........           0              0            0            0           0         (689)           0
  Annual contract charges (note 2)....           0           (250)         (82)         (29)        (16)        (590)        (165)
  Annuity payments....................           0              0            0            0           0         (567)           0
                                           -------        -------      -------      -------     -------     --------     --------
     Net equity transactions..........      44,551           (250)      25,918        9,534      36,174      338,778       66,392
                                           -------        -------      -------      -------     -------     --------     --------
       Net change in contract owners'
          equity......................      44,410          2,497       30,775       10,714      36,682      383,255       91,255
Contract owners' equity:
  Beginning of period.................           0         43,169       12,394       40,273       3,591      114,170       22,915
                                           -------        -------      -------      -------     -------     --------     --------
  End of period.......................     $44,410        $45,666      $43,169      $50,987     $40,273     $497,425     $114,170
                                           =======        =======      =======      =======     =======     ========     ========
Change in units:
  Beginning units.....................           0          2,997        1,003        3,410         312        6,659        1,793
                                           -------        -------      -------      -------     -------     --------     --------
  Units purchased.....................       4,389              0        2,000          804       3,099       20,336        5,618
  Units redeemed......................           0            (18)          (6)          (2)         (1)      (1,799)        (752)
                                           -------        -------      -------      -------     -------     --------     --------
  Ending units........................       4,389          2,979        2,997        4,212       3,410       25,196        6,659
                                           =======        =======      =======      =======     =======     ========     ========

---------------

(b) Period from November 2, 2005, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                              LAZARD RETIREMENT
                                                  GOLDMAN SACHS VARIABLE INSURANCE TRUST                         SERIES, INC.
                                 ------------------------------------------------------------------------    --------------------
                                   GROWTH & INCOME       CORE U.S. EQUITY                                      EMERGING MARKETS
                                     SUBACCOUNT             SUBACCOUNT         CAPITAL GROWTH SUBACCOUNT          SUBACCOUNT
                                 -------------------    -------------------    --------------------------    --------------------
                                   2005       2004        2005       2004         2005           2004          2005        2004
                                 --------    -------    --------    -------    -----------    -----------    --------    --------
Increase (decrease) in contract
  owners' equity from
  operations:
  Net investment activity......  $  5,502    $   554    $    107    $    77     $ (3,238)      $   (593)     $ (1,537)   $   (285)
  Reinvested capital gains.....         0          0           0          0            0              0         5,779           0
  Realized gain (loss).........       230         15       1,544        224          372            (26)        4,691          22
  Unrealized gain (loss).......     3,973      4,312      20,514      9,528        6,941         11,817        42,759      21,082
                                 --------    -------    --------    -------     --------       --------      --------    --------
     Net increase (decrease) in
       contract owners' equity
       from operations.........     9,705      4,881      22,165      9,829        4,075         11,198        51,692      20,819
                                 --------    -------    --------    -------     --------       --------      --------    --------
Equity transactions:
  Contract purchase payments
     (note 1)..................   363,244     50,715     218,445     34,529        7,335         25,692        28,064      31,790
  Transfers to & from other
     subaccounts...............    42,740        (55)      7,611       (844)      (8,779)           932        12,309           0
  Transfers to & from fixed
     dollar contract...........   177,785      6,266     122,521     27,025        8,938        225,909         2,158      61,987
  Withdrawals & surrenders.....    (1,784)         0     (13,963)      (882)      (9,872)             0             0           0
  Surrender charge (note 2)....         0          0        (848)         0         (426)             0             0           0
  Annual contract charges (note
     2)........................      (413)        (5)       (407)      (102)        (167)           (35)         (105)          0
  Annuity payments.............      (968)         0        (724)         0            0              0             0           0
                                 --------    -------    --------    -------     --------       --------      --------    --------
     Net equity transactions...   580,604     56,921     332,635     59,726       (2,971)       252,498        42,426      93,777
                                 --------    -------    --------    -------     --------       --------      --------    --------
       Net change in contract
          owners' equity.......   590,309     61,802     354,800     69,555        1,104        263,696        94,118     114,596
Contract owners' equity:
  Beginning of period..........    62,799        997      96,877     27,322      269,632          5,936       114,596           0
                                 --------    -------    --------    -------     --------       --------      --------    --------
  End of period................  $653,108    $62,799    $451,677    $96,877     $270,736       $269,632      $208,714    $114,596
                                 ========    =======    ========    =======     ========       ========      ========    ========
Change in units:
  Beginning units..............     6,467        120       8,992      2,874       25,626            607         7,966           0
                                 --------    -------    --------    -------     --------       --------      --------    --------
  Units purchased..............    60,271      6,357      32,754      6,419        1,802         25,033         3,414       7,966
  Units redeemed...............    (1,124)       (10)     (1,837)      (301)      (2,084)           (14)         (930)          0
                                 --------    -------    --------    -------     --------       --------      --------    --------
  Ending units.................    65,614      6,467      39,909      8,992       25,344         25,626        10,450       7,966
                                 ========    =======    ========    =======     ========       ========      ========    ========

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2005 AND 2004

                                              LAZARD RETIREMENT
                                                SERIES, INC.            THE PRUDENTIAL SERIES FUND, INC.        UBS SERIES TRUST
                                             -------------------   ------------------------------------------   -----------------
                                                  SMALL CAP        JENNISON 20/20 FOCUS         JENNISON         U.S. ALLOCATION
                                                 SUBACCOUNT             SUBACCOUNT             SUBACCOUNT          SUBACCOUNT
                                             -------------------   ---------------------   ------------------   -----------------
                                               2005       2004       2005        2004        2005      2004      2005      2004
                                             --------   --------   ---------   ---------   --------   -------   -------   -------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity..................  $ (2,604)  $ (1,414)  $ (2,022)   $ (1,554)   $   (537)  $  (274)  $   (15)  $  (146)
  Reinvested capital gains.................    14,040          0          0           0           0         0         0         0
  Realized gain (loss).....................     1,223        386     13,099         641       1,821        15       244        25
  Unrealized gain (loss)...................    (8,168)    18,184     13,453      19,549       2,984     3,969       743     1,965
                                             --------   --------   --------    --------    --------   -------   -------   -------
    Net increase (decrease) in contract
      owners' equity from operations.......     4,491     17,156     24,530      18,636       4,268     3,710       972     1,844
                                             --------   --------   --------    --------    --------   -------   -------   -------
Equity transactions:
  Contract purchase payments (note 1)......     6,010     35,713     57,060      67,353         469    10,971         0    11,908
  Transfers to & from other subaccounts....    (3,030)      (294)   (32,922)     (3,077)     (4,777)      797       148      (136)
  Transfers to & from fixed dollar
    contract...............................    13,274    111,391      5,291      43,035         963    24,077         0         0
  Withdrawals & surrenders.................         0          0    (31,179)     (1,865)     (9,492)        0    (1,365)        0
  Surrender charge (note 2)................         0          0     (1,897)          0        (577)        0         0         0
  Annual contract charges (note 2).........      (114)        (9)      (436)       (161)        (65)      (34)      (99)      (37)
  Annuity payments.........................         0          0          0           0           0         0         0         0
                                             --------   --------   --------    --------    --------   -------   -------   -------
    Net equity transactions................    16,140    146,801     (4,083)    105,285     (13,479)   35,811    (1,316)   11,735
                                             --------   --------   --------    --------    --------   -------   -------   -------
       Net change in contract owners'
       equity..............................    20,631    163,957     20,447     123,921      (9,211)   39,521      (344)   13,579
Contract owners' equity:
  Beginning of period......................   183,173     19,216    166,882      42,961      45,457     5,936    19,355     5,776
                                             --------   --------   --------    --------    --------   -------   -------   -------
  End of period............................  $203,804   $183,173   $187,329    $166,882    $ 36,246   $45,457   $19,011   $19,355
                                             ========   ========   ========    ========    ========   =======   =======   =======
Change in units:
  Beginning units..........................    11,344      1,348     15,984       4,682       7,073       995     2,138       694
                                             --------   --------   --------    --------    --------   -------   -------   -------
  Units purchased..........................     2,756     10,338      4,988      12,091         315     6,125        16     1,464
  Units redeemed...........................    (1,793)      (342)    (5,969)       (789)     (2,373)      (47)     (157)      (20)
                                             --------   --------   --------    --------    --------   -------   -------   -------
  Ending units.............................    12,307     11,344     15,003      15,984       5,015     7,073     1,997     2,138
                                             ========   ========   ========    ========    ========   =======   =======   =======

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2005 AND 2004

                                                         FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS 2
                                              -----------------------------------------------------------------------------------
                                                  VIP MID CAP         VIP CONTRAFUND          VIP GROWTH        VIP EQUITY-INCOME
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                              -------------------   -------------------   -------------------   -----------------
                                                2005       2004       2005       2004       2005       2004      2005      2004
                                              --------   --------   --------   --------   --------   --------   -------   -------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity...................  $ (5,058)  $ (2,227)  $ (6,735)  $ (3,827)  $ (3,115)  $ (3,028)  $     8   $   (99)
  Reinvested capital gains..................     4,490          0         88          0          0          0       481         0
  Realized gain (loss)......................     3,519         18     12,107        158       (733)      (104)       13         3
  Unrealized gain (loss)....................    61,494     36,411     73,107     38,858     14,500      4,647        54     1,322
                                              --------   --------   --------   --------   --------   --------   -------   -------
    Net increase (decrease) in contract
       owners' equity from operations.......    64,445     34,202     78,567     35,189     10,652      1,515       556     1,226
                                              --------   --------   --------   --------   --------   --------   -------   -------
Equity transactions:
  Contract purchase payments (note 1).......   185,428     40,800     82,930     39,520     10,000          0         0         0
  Transfers to & from other subaccounts.....    10,050       (520)    27,073       (179)   (48,846)       807        10         0
  Transfers to & from fixed dollar
    contract................................    59,152    176,342    (25,622)   383,350      3,668    279,333         0    12,342
  Withdrawals & surrenders..................         0          0          0     (2,889)      (850)         0         0         0
  Surrender charge (note 2).................         0          0          0       (243)         0          0         0         0
  Annual contract charges (note 2)..........      (390)       (65)      (220)      (111)      (141)       (83)      (74)        0
  Annuity payments..........................      (382)         0          0          0          0          0         0         0
                                              --------   --------   --------   --------   --------   --------   -------   -------
    Net equity transactions.................   253,858    216,557     84,161    419,448    (36,169)   280,057       (64)   12,342
                                              --------   --------   --------   --------   --------   --------   -------   -------
       Net change in contract owners'
         equity.............................   318,303    250,759    162,728    454,637    (25,517)   281,572       492    13,568
Contract owners' equity:
  Beginning of period.......................   251,865      1,106    463,482      8,845    320,434     38,862    13,568         0
                                              --------   --------   --------   --------   --------   --------   -------   -------
  End of period.............................  $570,168   $251,865   $626,210   $463,482   $294,917   $320,434   $14,060   $13,568
                                              ========   ========   ========   ========   ========   ========   =======   =======
Change in units:
  Beginning units...........................    15,969         86     45,475        986     51,216      6,317     1,144         0
                                              --------   --------   --------   --------   --------   --------   -------   -------
  Units purchased...........................    16,008     15,934     12,256     45,902      2,488     44,913         1     1,144
  Units redeemed............................      (918)       (51)    (4,322)    (1,413)    (8,401)       (14)       (6)        0
                                              --------   --------   --------   --------   --------   --------   -------   -------
  Ending units..............................    31,059     15,969     53,409     45,475     45,303     51,216     1,139     1,144
                                              ========   ========   ========   ========   ========   ========   =======   =======

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2005 AND 2004

                                                                                                              J.P. MORGAN SERIES
                                                            JANUS ASPEN SERIES -- SERVICE SHARES                   TRUST II
                                                 ----------------------------------------------------------   -------------------
                                                 WORLDWIDE GROWTH      BALANCED       INTERNATIONAL GROWTH       SMALL COMPANY
                                                    SUBACCOUNT        SUBACCOUNT           SUBACCOUNT             SUBACCOUNT
                                                 ----------------   ---------------   ---------------------   -------------------
                                                  2005      2004     2005     2004      2005        2004        2005       2004
                                                 -------   ------   ------   ------   ---------   ---------   --------   --------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity......................  $    (9)  $   28   $   51   $    8    $    11     $   (41)   $  (752)   $  (248)
  Reinvested capital gains.....................        0        0        0        0          0           0      6,190          0
  Realized gain (loss).........................        8        1        2        1        667         (73)     1,161        243
  Unrealized gain (loss).......................      732      603      190       59     11,297       1,311     (4,503)     5,721
                                                 -------   ------   ------   ------    -------     -------    -------    -------
     Net increase (decrease) in contract
      owners' equity from operations...........      731      632      243       68     11,975       1,197      2,096      5,716
                                                 -------   ------   ------   ------    -------     -------    -------    -------
Equity transactions:
  Contract purchase payments (note 1)..........    4,783    8,095        0        0     28,078      12,496     14,371     24,583
  Transfers to & from other subaccounts........        0        0        0        0     (3,732)          0     (6,192)    (2,335)
  Transfers to & from fixed dollar contract....        0        0    6,375        0      9,977           0     13,450     12,506
  Withdrawals & surrenders.....................        0        0        0        0          0      (2,394)    (6,972)         0
  Surrender charge (note 2)....................        0        0        0        0          0        (201)      (423)         0
  Annual contract charges (note 2).............        0        0       (3)      (3)        (5)          0       (183)       (35)
  Annuity payments.............................        0        0        0        0          0           0          0          0
                                                 -------   ------   ------   ------    -------     -------    -------    -------
     Net equity transactions...................    4,783    8,095    6,372       (3)    34,318       9,901     14,051     34,719
                                                 -------   ------   ------   ------    -------     -------    -------    -------
       Net change in contract owners' equity...    5,514    8,727    6,615       65     46,293      11,098     16,147     40,435
Contract owners' equity:
  Beginning of period..........................    8,727        0    1,087    1,022     11,098           0     46,371      5,936
                                                 -------   ------   ------   ------    -------     -------    -------    -------
  End of period................................  $14,241   $8,727   $7,702   $1,087    $57,391     $11,098    $62,518    $46,371
                                                 =======   ======   ======   ======    =======     =======    =======    =======
Change in units:
  Beginning units..............................    1,556        0      108      109      1,641           0      3,792        609
                                                 -------   ------   ------   ------    -------     -------    -------    -------
  Units purchased..............................      882    1,556      614        0      5,358       2,088      2,804      3,394
  Units redeemed...............................        0        0        0       (1)      (478)       (447)    (1,584)      (211)
                                                 -------   ------   ------   ------    -------     -------    -------    -------
  Ending units.................................    2,438    1,556      722      108      6,521       1,641      5,012      3,792
                                                 =======   ======   ======   ======    =======     =======    =======    =======

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                 J.P. MORGAN SERIES
                                                      TRUST II               MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS
                                                 -------------------   ----------------------------------------------------------
                                                    MID CAP VALUE        NEW DISCOVERY     INVESTORS GROWTH       TOTAL RETURN
                                                     SUBACCOUNT           SUBACCOUNT       STOCK SUBACCOUNT        SUBACCOUNT
                                                 -------------------   -----------------   -----------------   ------------------
                                                   2005       2004      2005      2004      2005      2004       2005      2004
                                                 --------   --------   -------   -------   -------   -------   --------   -------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity......................  $ (4,650)  $ (1,456)  $  (152)  $  (161)  $  (601)  $  (214)  $   (258)  $    33
  Reinvested capital gains.....................     4,447        469         0         0         0         0      2,303         0
  Realized gain (loss).........................     5,220        849      (159)      (12)      151         5        205        57
  Unrealized gain (loss).......................    25,703     25,429       469       (10)    2,343     3,548     (1,483)    4,331
                                                 --------   --------   -------   -------   -------   -------   --------   -------
     Net increase (decrease) in contract
       owners' equity from operations..........    30,720     25,291       158      (183)    1,893     3,339        767     4,421
                                                 --------   --------   -------   -------   -------   -------   --------   -------
Equity transactions:
  Contract purchase payments (note 1)..........   307,268     75,326         0    10,520     9,564    25,121          0         0
  Transfers to & from other subaccounts........     9,951     (6,358)   (3,420)        0       458         0      6,797         0
  Transfers to & from fixed dollar contract....   179,350     57,151         0         0         0    12,343     83,562     6,170
  Withdrawals & surrenders.....................   (25,333)    (3,108)        0         0      (995)        0          0         0
  Surrender charge (note 2)....................    (1,537)      (165)        0         0         0         0          0         0
  Annual contract charges (note 2).............      (891)      (288)       (4)      (22)     (115)        0       (224)     (178)
  Annuity payments.............................      (895)         0         0         0         0         0          0         0
                                                 --------   --------   -------   -------   -------   -------   --------   -------
     Net equity transactions...................   467,913    122,558    (3,424)   10,498     8,912    37,464     90,135     5,992
                                                 --------   --------   -------   -------   -------   -------   --------   -------
       Net change in contract owners' equity...   498,633    147,849    (3,266)   10,315    10,805    40,803     90,902    10,413
Contract owners' equity:
  Beginning of period..........................   202,021     54,172    13,220     2,905    40,803         0     51,318    40,905
                                                 --------   --------   -------   -------   -------   -------   --------   -------
  End of period................................  $700,654   $202,021   $ 9,954   $13,220   $51,608   $40,803   $142,220   $51,318
                                                 ========   ========   =======   =======   =======   =======   ========   =======
Change in units:
  Beginning units..............................    12,153      3,890     1,235       284     4,113         0      4,281     3,736
                                                 --------   --------   -------   -------   -------   -------   --------   -------
  Units purchased..............................    30,011      8,968         0       953     1,058     4,113      8,023       561
  Units redeemed...............................    (3,032)      (705)     (337)       (2)     (110)        0       (580)      (16)
                                                 --------   --------   -------   -------   -------   -------   --------   -------
  Ending units.................................    39,132     12,153       898     1,235     5,061     4,113     11,724     4,281
                                                 ========   ========   =======   =======   =======   =======   ========   =======

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE SHARES       ROYCE CAPITAL FUND
                                            ---------------------------------------------------------------   -------------------
                                                 REAL RETURN           TOTAL RETURN          GLOBAL BOND           MICRO-CAP
                                                 SUBACCOUNT             SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            ---------------------   -------------------   -----------------   -------------------
                                               2005        2004       2005       2004      2005      2004       2005       2004
                                            ----------   --------   --------   --------   -------   -------   --------   --------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity.................  $    9,444   $   (230)  $  6,634   $  1,026   $   533   $   103   $  (314)   $  (297)
  Reinvested capital gains................      10,900      6,205      5,659      3,829       881     2,016       770      2,332
  Realized gain (loss)....................        (584)       296        482        171       (43)       56     1,509          6
  Unrealized gain (loss)..................     (16,869)     2,036     (9,804)     3,300    (4,746)      589     4,271      1,121
                                            ----------   --------   --------   --------   -------   -------   -------    -------
     Net increase (decrease) in contract
       owners' equity from operations.....       2,891      8,307      2,971      8,326    (3,375)    2,764     6,236      3,162
                                            ----------   --------   --------   --------   -------   -------   -------    -------
Equity transactions:
  Contract purchase payments (note 1).....     497,934     74,262    127,259     82,412    20,000     2,496       650      6,822
  Transfers to & from other subaccounts...      47,529      1,459     14,665     10,091    (5,751)      427    18,236        628
  Transfers to & from fixed dollar
     contract.............................     228,822     97,931     (4,565)   102,971    17,254    19,985         0     11,733
  Withdrawals & surrenders................           0          0     (8,260)    (6,532)        0    (2,361)   (7,150)         0
  Surrender charge (note 2)...............           0          0       (405)      (184)        0      (199)     (435)         0
  Annual contract charges (note 2)........        (776)      (154)      (704)      (311)     (111)      (60)     (193)      (120)
  Annuity payments........................      (1,549)         0          0          0         0         0         0          0
                                            ----------   --------   --------   --------   -------   -------   -------    -------
     Net equity transactions..............     771,960    173,498    127,990    188,447    31,392    20,288    11,108     19,063
                                            ----------   --------   --------   --------   -------   -------   -------    -------
       Net change in contract owners'
          equity..........................     774,851    181,805    130,961    196,773    28,017    23,052    17,344     22,225
Contract owners' equity:
  Beginning of period.....................     231,037     49,232    280,276     83,503    33,596    10,544    32,499     10,274
                                            ----------   --------   --------   --------   -------   -------   -------    -------
  End of period...........................  $1,005,888   $231,037   $411,237   $280,276   $61,613   $33,596   $49,843    $32,499
                                            ==========   ========   ========   ========   =======   =======   =======    =======
Change in units:
  Beginning units.........................      18,794      4,302     25,104      7,737     2,556       875     1,972        700
                                            ----------   --------   --------   --------   -------   -------   -------    -------
  Units purchased.........................      66,552     15,419     15,943     18,351     3,345     1,927     1,770      1,289
  Units redeemed..........................      (4,085)      (927)    (4,593)      (984)     (811)     (246)     (995)       (17)
                                            ----------   --------   --------   --------   -------   -------   -------    -------
  Ending units............................      81,261     18,794     36,454     25,104     5,090     2,556     2,747      1,972
                                            ==========   ========   ========   ========   =======   =======   =======    =======

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                                             DREYFUS VARIABLE           FRANKLIN TEMPLETON
                                                                            INVESTMENT FUND --      VARIABLE INSURANCE PRODUCT
                                                  ROYCE CAPITAL FUND          SERVICE SHARES               TRUST CLASS 2
                                                -----------------------   -----------------------   ---------------------------
                                                                                                     TEMPLETON       FRANKLIN
                                                                                                      FOREIGN         INCOME
                                                       SMALL-CAP               APPRECIATION          SECURITIES     SECURITIES
                                                      SUBACCOUNT                SUBACCOUNT           SUBACCOUNT     SUBACCOUNT
                                                -----------------------   -----------------------   ------------   ------------
                                                   2005         2004         2005         2004        2005(A)        2005(A)
                                                ----------   ----------   ----------   ----------   ------------   ------------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity.....................   $ (2,460)    $ (1,205)    $  (730)     $   143        $   (22)       $   (43)
  Reinvested capital gains....................      2,091        8,377           0            0              0              0
  Realized gain (loss)........................      3,548          549         272           25              0              0
  Unrealized gain (loss)......................     10,322       15,065       1,835        1,561            194            (10)
                                                 --------     --------     -------      -------        -------        -------
     Net increase (decrease) in contract
       owners' equity from operations.........     13,501       22,786       1,377        1,729            172            (53)
                                                 --------     --------     -------      -------        -------        -------
Equity transactions:
  Contract purchase payments (note 1).........     31,013       41,331       3,618        8,680         45,910              0
  Transfers to & from other subaccounts.......     (3,583)      (6,305)     (5,231)       2,489              0              0
  Transfers to & from fixed dollar contract...      7,332       85,091       1,888       15,519              0         16,998
  Withdrawals & surrenders....................    (13,823)      (2,249)          0          (68)             0              0
  Surrender charge (note 2)...................       (839)        (132)          0            0              0              0
  Annual contract charges (note 2)............       (339)        (153)       (182)        (116)             0              0
  Annuity payments............................          0            0           0            0              0              0
                                                 --------     --------     -------      -------        -------        -------
     Net equity transactions..................     19,761      117,583          93       26,504         45,910         16,998
                                                 --------     --------     -------      -------        -------        -------
       Net change in contract owners'
          equity..............................     33,262      140,369       1,470       28,233         46,082         16,945
Contract owners' equity:
  Beginning of period.........................    166,803       26,434      53,125       24,892              0              0
                                                 --------     --------     -------      -------        -------        -------
  End of period...............................   $200,065     $166,803     $54,595      $53,125        $46,082        $16,945
                                                 ========     ========     =======      =======        =======        =======
Change in units:
  Beginning units.............................      9,700        1,894       4,397        2,129              0              0
                                                 --------     --------     -------      -------        -------        -------
  Units purchased.............................      2,892        8,390         565        2,299          4,122          1,635
  Units redeemed..............................     (1,725)        (584)       (562)         (31)             0              0
                                                 --------     --------     -------      -------        -------        -------
  Ending units................................     10,867        9,700       4,400        4,397          4,122          1,635
                                                 ========     ========     =======      =======        =======        =======


                                                           TOTAL
                                                        SUBACCOUNTS
                                                ----------------------------
                                                   2005            2004
                                                -----------   --------------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity.....................  $   (16,294)    $  (26,481)
  Reinvested capital gains....................       65,469         24,640
  Realized gain (loss)........................       77,536          9,436
  Unrealized gain (loss)......................      608,696        439,758
                                                -----------     ----------
     Net increase (decrease) in contract
       owners' equity from operations.........      735,407        447,353
                                                -----------     ----------
Equity transactions:
  Contract purchase payments (note 1).........    5,411,836      2,008,599
  Transfers to & from other subaccounts.......            0              0
  Transfers to & from fixed dollar contract...    2,325,860      3,239,546
  Withdrawals & surrenders....................     (396,389)      (248,386)
  Surrender charge (note 2)...................      (14,535)        (1,476)
  Annual contract charges (note 2)............      (14,831)        (3,923)
  Annuity payments............................      (12,919)          (272)
                                                -----------     ----------
     Net equity transactions..................    7,299,022      4,994,088
                                                -----------     ----------
       Net change in contract owners'
          equity..............................    8,034,429      5,441,441
Contract owners' equity:
  Beginning of period.........................    6,353,038        911,597
                                                -----------     ----------
  End of period...............................  $14,387,467     $6,353,038
                                                ===========     ==========
Change in units:
  Beginning units.............................      600,984         90,259
                                                -----------     ----------
  Units purchased.............................      764,897        572,249
  Units redeemed..............................     (121,833)       (61,524)
                                                -----------     ----------
  Ending units................................    1,244,048        600,984
                                                ===========     ==========

---------------

(a) Period from May 2, 2005, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS                                  December 31, 2005

(1) BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   National Security Variable Account N (the Account) is a separate account of National Security Life and Annuity Company ("NSLA") and all obligations arising under variable annuity contracts are general corporate obligations of NSLA. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account commenced operations on March 18, 2003.

   Assets of the Account are invested in portfolio shares of Ohio National Fund, Inc., Wells Fargo Advantage Variable Trust Funds, Van Kampen Universal Institutional Funds, Inc. -- Class II, Goldman Sachs Variable Insurance Trust, Lazard Retirement Series Inc., The Prudential Series Fund, Inc., UBS Series Trust, Fidelity Variable Insurance Products -- Fund Service Class 2, Janus Aspen Series -- Service Shares, J. P. Morgan Series Trust II, MFS Variable Insurance Trust -- Service Class, PIMCO Variable Insurance
   Trust -- Administrative Shares, Royce Capital Fund, Dreyfus Variable Investment Fund -- Service Shares, and Franklin Templeton Variable Insurance Product Trust Class 2 (collectively, the "Funds"'). The Funds are diversified open-end management investment companies. The Funds' investments are subject to varying degrees of market, interest and financial risks; the issuers' abilities to meet certain obligations may be affected by economic developments in their respective industries.

   Annuity reserves for contracts that have been annuitized are computed according to the 2000 Annuity Table. The assumed interest rate is 3.33 percent. Charges to annuity reserves for adverse mortality and expense risk experience are reimbursed to the Account by NSLA. Such amounts are included in risk and administrative expenses.

   The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2005. Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

   Ohio National Investments, Inc. ("ONI"), a wholly owned subsidiary of The Ohio National Life Insurance Company (ONLIC), performs investment advisory services on behalf of the Ohio National Fund, Inc. (ON Fund) in which the Account invests. NSLA is a subsidiary of ONLIC. For these services, ONI received fees from the ON Fund of approximately $12.2 million and $10.4 million for the years ended December 31, 2005 and 2004, respectively.

   For certain products, NSLA credits an extra amount to the contract holder's contract each time a purchase payment is made. The extra credit equals 4% of each purchase payment. For the years ended December 31, 2005 and 2004, NSLA paid $34,317 and $44,995, respectively, under this feature.

   Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of NSLA. The accompanying financial statements include only the contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for the fixed account benefit.

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Some of the underlying mutual funds have been established by investment advisors which manage publicly traded mutual funds, having similar names and investment objectives. While some of the underlying mutual funds may be similar to publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund may differ substantially.

   The Company offers deferred variable annuity contracts through the Account. The primary distribution for the contracts is through an affiliate, although other distributions are also utilized.

                                                                     (continued)

NATIONAL SECURITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      December 31, 2005

(2) RISK & ADMINISTRATIVE EXPENSE AND CONTRACT CHARGES

   Although variable annuity payments differ according to the investment performance of the underlying mutual funds within the Account, they are not affected by mortality or expense experience because NSLA assumes the expense risk and the mortality risk under the contracts. NSLA charges the Accounts' assets for assuming those risks, based on the contract value for mortality and expense risk, on an annual basis.

   The mortality risk results from a provision in the contract in which NSLA agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

   At the end of each valuation period, NSLA charges on an annual basis for administrative expenses. Examples of these expenses would include accounting, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc. The expense risk assumed by NSLA is the risk that the deductions for sales and administrative expenses provided for in the variable annuity contracts may prove insufficient to cover the cost at the terms stated in the contracts.

   The table on the following page illustrates product and contract level charges by product:

                                                                NSCORE XTRA     NSCORE LITE      NSCORE PREMIER
                                                               --------------  --------------    --------------
   The following charges are assessed through reduction of
     daily unit values:
   MORTALITY AND EXPENSE RISK FEES...........................      1.15%           1.15%             1.15%
   ADMINISTRATIVE EXPENSES...................................      0.25%           0.25%             0.25%
     Total expenses..........................................      1.40%           1.40%             1.40%

   The following charges are assessed through the redemption
     of units:
   ANNUAL CONTRACT FEE
   Each year on the contract anniversary (or at the time of
     surrender of the contract)..............................       $30             $30               $30
   TRANSFER FEE
     (currently no charge for the first 12 transfers each
        contract year).......................................       $10             $10               $10

   SALES CHARGE MADE FROM PURCHASE PAYMENTS..................   No deduction    No deduction      No deduction
   SURRENDER CHARGES
   A withdrawal charge may be assessed by NSLA when a
     contract is surrendered or a partial withdrawal of a      Ranges from 9%  Ranges from 7%
     participant's account value is made for any other reason    during the      during the        6% in the
     than to make a plan payment to a participant.             first year to   first year to     first year to
     Percentages vary with the number of years from              0% in the       0% in the         0% in the
     purchase................................................    ninth year     fourth year       seventh year
   STATE PREMIUM TAXES
   In those jurisdictions permitting, such taxes will be
     deducted when annuity payments begin. Otherwise, they
     will be deducted from purchase payments.................  0.50 to 4.00%   0.50 to 4.00%     0.50 to 4.00%

                                                                     (continued)

NATIONAL SECURITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      December 31, 2005

                                                                NSCORE XTRA     NSCORE LITE      NSCORE PREMIER
                                                               --------------  --------------    --------------
   OPTIONAL DEATH BENEFITS:
   These annual charges are the following percentages of the
     optional death benefit amounts:
        Optional Annual Stepped-up Death Benefit.............      0.25%           0.25%             0.25%
        Optional Guaranteed Minimum Death Benefit ("GMDB")...      0.25%           0.25%             0.25%
        Optional Guaranteed Minimum Death Benefit Plus
          ("GMDB") Plus......................................      0.45%           0.45%             0.45%
   OPTIONAL ENHANCED DEATH BENEFIT ("GEB")
   These annual charges are the following percentages of
     average variable account value:
        GEB at issue ages through 70.........................      0.15%           0.15%             0.15%
        GEB at issue ages 71 through 75......................      0.30%           0.30%             0.30%
        GEB "Plus" at issue ages through 70..................      0.30%           0.30%             0.30%
        GEB "Plus" at issue ages 71 through 75...............      0.60%           0.60%             0.60%
   OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT ("GMIB")
   This annual charge is the following percentage of
     guaranteed income base:
        Optional Guaranteed Minimum Income Benefit
          ("GMIB")...........................................      0.45%           0.45%             0.45%
        Optional Guaranteed Minimum Income Benefit Plus
          ("GMIB") Plus......................................      0.50%           0.50%             0.50%
   OPTIONAL GUARANTEED PRINCIPAL PROTECTION ("GPP")
   This annual charge is the following percentage of contract
     value as of the beginning of the 10-year term...........      0.20%           0.25%             0.20%
   OPTIONAL GUARANTEED PRINCIPAL ACCESS ("GPA")
   This annual charge is the following percentage of the
     eligible contract value plus later purchase payments:
        Optional Guaranteed Principal Access ("GPA") with 8%
          guarantee..........................................      0.50%           0.50%             0.50%
        Optional Guaranteed Principal Access ("GPA") with 7%
          guarantee..........................................      0.40%           0.40%             0.40%

   Further information regarding fees, terms, and availability is provided in the prospectus for each of the products listed.

(3) FUND MERGERS

   Effective April 8, 2005, the Strong Variable Insurance Funds,
   Inc. -- Opportunity II had a fund reorganization resulting in the newly created Wells Fargo Advantage Variable Trust Funds -- Opportunity Fund.

(4) FEDERAL INCOME TAXES

   Operations of the Account form a part of, and are taxed with, operations of NSLA which is taxed as a life insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account on redemption of the Fund shares. Accordingly, NSLA does not provide income taxes within the Account.

                                                                     (continued)

NATIONAL SECURITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      December 31, 2005

(5) FINANCIAL HIGHLIGHTS

   The following is a summary of accumulation units, value per unit, fair value (fair value represents the portion of contract owners' equity for contracts in the accumulation period, and excludes the portion of contract owners' equity for annuity reserves for contracts in the payment period), as of December 31, and the expense ratios, total returns and investment income ratios for the periods then ended, for the respective subaccounts and products:

                                                                                                           INVESTMENT
                                          ACCUMULATION   VALUE PER       FAIR                    TOTAL       INCOME
                                            UNITS***        UNIT        VALUE      EXPENSES*    RETURN**   RATIO****
                                          ------------   ----------   ----------   ---------    --------   ----------
   OHIO NATIONAL FUND, INC.:
   EQUITY SUBACCOUNT
   2005
   NScore Xtra..........................     37,535      $11.886220   $  446,157      1.4%        4.64%       0.00%
   NScore Lite..........................     59,590      $11.886220   $  708,302      1.4%        4.64%       0.00%
   NScore Premier.......................      5,162      $11.886220   $   61,351      1.4%        4.64%       0.00%
                                          ------------                ----------
                                            102,287                   $1,215,810
                                          ------------                ----------
   2004
   NScore Xtra..........................     32,415      $11.358762   $  368,196      1.4%       10.88%       0.08%
   NScore Lite..........................     12,714      $11.358762   $  144,419      1.4%       10.88%       0.08%
                                          ------------                ----------
                                             45,129                   $  512,615
                                          ------------                ----------
   2003
   NScore Xtra..........................      9,995      $10.244290   $  102,390      1.4%       42.36%       0.12%
   NScore Lite..........................      4,600      $10.244290   $   47,124      1.4%       42.36%       0.12%
                                          ------------                ----------
                                             14,595                   $  149,514
                                          ------------                ----------
   MONEY MARKET SUBACCOUNT
   2005
   NScore Xtra..........................     35,467      $11.457019   $  406,336      1.4%        1.52%       2.92%
   NScore Lite..........................     32,879      $11.457019   $  376,699      1.4%        1.52%       2.92%
   NScore Premier.......................      1,093      $11.457019   $   12,527      1.4%        1.52%       2.92%
                                          ------------                ----------
                                             69,439                   $  795,562
                                          ------------                ----------
   2004
   NScore Xtra..........................     36,511      $11.285650   $  412,052      1.4%       -0.39%       1.26%
   NScore Lite..........................     26,305      $11.285650   $  296,871      1.4%       -0.39%       1.26%
                                          ------------                ----------
                                             62,816                   $  708,923
                                          ------------                ----------
   2003
   NScore Xtra..........................      2,445      $11.329626   $   27,699      1.4%       -0.65%       0.66%
   NScore Lite..........................      1,209      $11.329626   $   13,697      1.4%       -0.65%       0.66%
                                          ------------                ----------
                                              3,654                   $   41,396
                                          ------------                ----------
   BOND SUBACCOUNT
   2005
   NScore Xtra..........................     16,478      $13.656320   $  225,026      1.4%       -0.96%       5.88%
   NScore Lite..........................     30,797      $13.656320   $  420,579      1.4%       -0.96%       5.88%
   NScore Premier.......................      1,844      $13.656320   $   25,185      1.4%       -0.96%       5.88%
                                          ------------                ----------
                                             49,119                   $  670,790
                                          ------------                ----------
   2004
   NScore Xtra..........................      9,082      $13.789373   $  125,241      1.4%        4.42%       0.00%
   NScore Lite..........................      9,542      $13.789373   $  131,570      1.4%        4.42%       0.00%
                                          ------------                ----------
                                             18,624                   $  256,811
                                          ------------                ----------
   2003
   NScore Xtra..........................      3,705      $13.205450   $   48,931      1.4%        8.94%      10.94%
   NScore Lite..........................        283      $13.205450   $    3,734      1.4%        8.94%      10.94%
                                          ------------                ----------
                                              3,988                   $   52,665
                                          ------------                ----------

                                                                     (continued)

NATIONAL SECURITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      December 31, 2005

                                                                                                           INVESTMENT
                                          ACCUMULATION   VALUE PER       FAIR                    TOTAL       INCOME
                                            UNITS***        UNIT        VALUE      EXPENSES*    RETURN**   RATIO****
                                          ------------   ----------   ----------   ---------    --------   ----------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   OMNI SUBACCOUNT
   2005
   NScore Xtra..........................      1,992      $ 8.017060   $   15,966      1.4%        7.98%       1.37%
   NScore Lite..........................      2,465      $ 8.017060   $   19,763      1.4%        7.98%       1.37%
                                          ------------                ----------
                                              4,457                   $   35,729
                                          ------------                ----------
   2004
   NScore Xtra..........................      1,399      $ 7.424696   $   10,390      1.4%        5.63%      12.79%
   NScore Lite..........................      1,978      $ 7.424696   $   14,686      1.4%        5.63%      12.79%
                                          ------------                ----------
                                              3,377                   $   25,076
                                          ------------                ----------
   INTERNATIONAL SUBACCOUNT
   2005
   NScore Xtra..........................     52,420      $10.121037   $  530,550      1.4%        7.89%       0.08%
   NScore Lite..........................    124,738      $10.121037   $1,262,473      1.4%        7.89%       0.08%
   NScore Premier.......................      9,219      $10.121037   $   93,305      1.4%        7.89%       0.08%
                                          ------------                ----------
                                            186,377                   $1,886,328
                                          ------------                ----------
   2004
   NScore Xtra..........................     33,984      $ 9.380801   $  318,801      1.4%       11.41%       0.00%
   NScore Lite..........................     22,292      $ 9.380801   $  209,111      1.4%       11.41%       0.00%
                                          ------------                ----------
                                             56,276                   $  527,912
                                          ------------                ----------
   2003
   NScore Xtra..........................     12,001      $ 8.420052   $  101,053      1.4%       30.76%       0.00%
   NScore Lite..........................      2,983      $ 8.420052   $   25,113      1.4%       30.76%       0.00%
                                          ------------                ----------
                                             14,984                   $  126,166
                                          ------------                ----------
   CAPITAL APPRECIATION SUBACCOUNT
   2005
   NScore Xtra..........................     10,555      $17.045507   $  179,913      1.4%        3.82%       1.20%
   NScore Lite..........................     31,170      $17.045507   $  531,310      1.4%        3.82%       1.20%
   NScore Premier.......................      2,696      $17.045507   $   45,958      1.4%        3.82%       1.20%
                                          ------------                ----------
                                             44,421                   $  757,181
                                          ------------                ----------
   2004
   NScore Xtra..........................      2,659      $16.418770   $   43,661      1.4%       10.94%       0.80%
   NScore Lite..........................      1,126      $16.418770   $   18,486      1.4%       10.94%       0.80%
                                          ------------                ----------
                                              3,785                   $   62,147
                                          ------------                ----------
   INTERNATIONAL SMALL CO. SUBACCOUNT
   2005
   NScore Xtra..........................      1,622      $13.965342   $   22,654      1.4%       27.22%       0.57%
   NScore Lite..........................      2,581      $13.965342   $   36,038      1.4%       27.22%       0.57%
   NScore Premier.......................         21      $13.965342   $      298      1.4%       27.22%       0.57%
                                          ------------                ----------
                                              4,224                   $   58,990
                                          ------------                ----------
   2004
   NScore Xtra..........................      1,631      $10.977275   $   17,906      1.4%       19.20%       1.36%
   NScore Lite..........................      1,354      $10.977275   $   14,858      1.4%       19.20%       1.36%
                                          ------------                ----------
                                              2,985                   $   32,764
                                          ------------                ----------
   2003
   NScore Lite..........................        121      $ 9.209200   $    1,116      1.4%       51.79%       0.00%
                                          ------------                ----------
   SMALL CAP GROWTH SUBACCOUNT
   2005
   NScore Xtra..........................      4,329      $ 5.326372   $   23,059      1.4%        5.01%       0.00%
                                          ------------                ----------

                                                                     (continued)

NATIONAL SECURITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      December 31, 2005

                                                                                                           INVESTMENT
                                          ACCUMULATION   VALUE PER       FAIR                    TOTAL       INCOME
                                            UNITS***        UNIT        VALUE      EXPENSES*    RETURN**   RATIO****
                                          ------------   ----------   ----------   ---------    --------   ----------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   SMALL CAP GROWTH SUBACCOUNT
     (CONTINUED)
   2004
   NScore Xtra..........................      4,452      $ 5.072075   $   22,580      1.4%        9.90%       0.00%
                                          ------------                ----------
   2003
   NScore Xtra..........................      2,998      $ 4.615120   $   13,834      1.4%       43.34%       0.00%
                                          ------------                ----------
   MID CAP OPPORTUNITY SUBACCOUNT
   2005
   NScore Xtra..........................        937      $14.840842   $   13,915      1.4%        8.47%       0.00%
   NScore Lite..........................      2,235      $14.840842   $   33,165      1.4%        8.47%       0.00%
                                          ------------                ----------
                                              3,172                   $   47,080
                                          ------------                ----------
   2004
   NScore Xtra..........................        659      $13.682335   $    9,014      1.4%       11.99%       0.00%
   NScore Lite..........................      1,687      $13.682335   $   23,081      1.4%       11.99%       0.00%
                                          ------------                ----------
                                              2,346                   $   32,095
                                          ------------                ----------
   S&P 500 INDEX SUBACCOUNT
   2005
   NScore Xtra..........................      3,579      $11.329667   $   40,553      1.4%        3.03%       1.10%
   NScore Lite..........................     26,686      $11.329667   $  302,344      1.4%        3.03%       1.10%
                                          ------------                ----------
                                             30,265                   $  342,897
                                          ------------                ----------
   2004
   NScore Xtra..........................      3,583      $10.996761   $   39,401      1.4%        8.78%       1.74%
   NScore Lite..........................     21,818      $10.996761   $  239,926      1.4%        8.78%       1.74%
                                          ------------                ----------
                                             25,401                   $  279,327
                                          ------------                ----------
   BLUE CHIP SUBACCOUNT
   2005
   NScore Xtra..........................         81      $11.048572   $      894      1.4%        3.29%       0.98%
   NScore Lite..........................     15,788      $11.048572   $  174,436      1.4%        3.29%       0.98%
                                          ------------                ----------
                                             15,869                   $  175,330
                                          ------------                ----------
   2004
   NScore Xtra..........................         81      $10.696275   $      870      1.4%        8.09%       1.78%
   NScore Lite..........................     15,789      $10.696275   $  168,885      1.4%        8.09%       1.78%
                                          ------------                ----------
                                             15,870                   $  169,755
                                          ------------                ----------
   2003
   NScore Xtra..........................         82      $ 9.896131   $      809      1.4%       24.84%       0.44%
                                          ------------                ----------
   HIGH INCOME BOND SUBACCOUNT
   2005
   NScore Xtra..........................      3,749      $12.901575   $   48,368      1.4%        1.57%       5.67%
   NScore Lite..........................      2,155      $12.901575   $   27,801      1.4%        1.57%       5.67%
                                          ------------                ----------
                                              5,904                   $   76,169
                                          ------------                ----------
   2004
   NScore Xtra..........................      2,876      $12.701656   $   36,533      1.4%        9.14%       0.43%
   NScore Lite..........................      1,274      $12.701656   $   16,185      1.4%        9.14%       0.43%
                                          ------------                ----------
                                              4,150                   $   52,718
                                          ------------                ----------
   2003
   NScore Xtra..........................      1,494      $11.638098   $   17,388      1.4%       21.09%      10.74%
   NScore Lite..........................        261      $11.638098   $    3,033      1.4%       21.09%      10.74%
                                          ------------                ----------
                                              1,755                   $   20,421
                                          ------------                ----------

                                                                     (continued)

NATIONAL SECURITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      December 31, 2005

                                                                                                           INVESTMENT
                                          ACCUMULATION   VALUE PER       FAIR                    TOTAL       INCOME     INCEPTION
                                            UNITS***        UNIT        VALUE      EXPENSES*    RETURN**   RATIO****      DATE
                                          ------------   ----------   ----------   ---------    --------   ----------   ---------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   NASDAQ-100 INDEX SUBACCOUNT
   2005
   NScore Xtra..........................      8,763      $ 3.918202   $   34,332      1.4%        0.04%       0.00%
   NScore Lite..........................     74,502      $ 3.918202   $  291,915      1.4%        0.04%       0.00%
   NScore Premier.......................      3,150      $ 3.918202   $   12,344      1.4%        0.04%       0.00%
                                          ------------                ----------
                                             86,415                   $  338,591
                                          ------------                ----------
   2004
   NScore Lite..........................     40,195      $ 3.916679   $  157,430      1.4%        8.48%       0.00%
                                          ------------                ----------
   BRISTOL SUBACCOUNT
   2005
   NScore Xtra..........................      4,750      $12.100392   $   57,478      1.4%       10.49%       0.00%
   NScore Lite..........................     18,926      $12.100392   $  229,015      1.4%       10.49%       0.00%
   NScore Premier.......................      1,720      $12.100392   $   20,812      1.4%       10.49%       0.00%
                                          ------------                ----------
                                             25,396                   $  307,305
                                          ------------                ----------
   BRYTON GROWTH SUBACCOUNT
   2005
   NScore Xtra..........................      2,424      $ 9.941498   $   24,108      1.4%        2.87%       0.04%
   NScore Lite..........................     13,246      $ 9.941498   $  131,681      1.4%        2.87%       0.04%
   NScore Premier.......................      1,266      $ 9.941498   $   12,585      1.4%        2.87%       0.04%
                                          ------------                ----------
                                             16,936                   $  168,374
                                          ------------                ----------
   U.S. EQUITY SUBACCOUNT
   2005
   NScore Xtra..........................      9,264      $12.439661   $  115,237      1.4%        7.21%       0.00%
   NScore Lite..........................     23,499      $12.439661   $  292,320      1.4%        7.21%       0.00%
                                          ------------                ----------
                                             32,763                   $  407,557
                                          ------------                ----------
   2004
   NScore Xtra..........................      6,313      $11.602603   $   73,253      1.4%       16.03%       0.00%
   NScore Lite..........................      4,601      $11.602603   $   53,382      1.4%       16.03%       0.00%
                                          ------------                ----------
                                             10,914                   $  126,635
                                          ------------                ----------
   COVERED CALL SUBACCOUNT
   2005
   NScore Lite..........................      1,266      $10.817466   $   13,691      1.4%        1.56%       0.00%
                                          ------------                ----------
   2004
   NScore Lite..........................        802      $10.651383   $    8,537      1.4%        6.51%       0.00%
                                          ------------                ----------
   TARGET VIP SUBACCOUNT
   2005
   NScore Xtra..........................      4,389      $10.117607   $   44,410      1.4%        1.18%       0.00%     11/02/05
                                          ------------                ----------

   WELLS FARGO ADVANTAGE VARIABLE TRUST
     FUNDS (NOTE 3):
   OPPORTUNITY SUBACCOUNT
   2005
   NScore Xtra..........................      2,979      $15.328247   $   45,666      1.4%        6.40%       0.00%
                                          ------------                ----------
   2004
   NScore Xtra..........................      2,997      $14.406341   $   43,169      1.4%       16.58%       0.00%
                                          ------------                ----------
   2003
   NScore Xtra..........................      1,003      $12.357050   $   12,394      1.4%       35.12%       0.17%
                                          ------------                ----------

   VAN KAMPEN UNIVERSAL INSTITUTIONAL
     FUNDS -- CLASS II:
   CORE PLUS FIXED INCOME SUBACCOUNT
   2005
   NScore Xtra..........................        310      $12.106652   $    3,741      1.4%        2.50%       3.59%
   NScore Lite..........................      3,902      $12.106652   $   47,246      1.4%        2.50%       3.59%
                                          ------------                ----------
                                              4,212                   $   50,987
                                          ------------                ----------

                                                                     (continued)

NATIONAL SECURITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      December 31, 2005

                                                                                                           INVESTMENT
                                          ACCUMULATION   VALUE PER       FAIR                    TOTAL       INCOME
                                            UNITS***        UNIT        VALUE      EXPENSES*    RETURN**   RATIO****
                                          ------------   ----------   ----------   ---------    --------   ----------
   VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS II: (CONTINUED)
   CORE PLUS FIXED INCOME SUBACCOUNT
     (CONTINUED)
   2004
   NScore Xtra..........................        311      $11.811075   $    3,669      1.4%        2.63%       3.51%
   NScore Lite..........................      3,099      $11.811075   $   36,604      1.4%        2.63%       3.51%
                                          ------------                ----------
                                              3,410                   $   40,273
                                          ------------                ----------
   2003
   NScore Xtra..........................        312      $11.508186   $    3,591      1.4%       15.08%       0.00%
                                          ------------                ----------
   U.S. REAL ESTATE SUBACCOUNT
   2005
   NScore Xtra..........................      6,281      $19.741881   $  124,010      1.4%       15.14%       1.17%
   NScore Lite..........................     15,978      $19.741881   $  315,442      1.4%       15.14%       1.17%
   NScore Premier.......................      2,937      $19.741881   $   57,973      1.4%       15.14%       1.17%
                                          ------------                ----------
                                             25,196                   $  497,425
                                          ------------                ----------
   2004
   NScore Xtra..........................      3,636      $17.145445   $   62,337      1.4%       34.19%       1.80%
   NScore Lite..........................      3,023      $17.145445   $   51,833      1.4%       34.19%       1.80%
                                          ------------                ----------
                                              6,659                   $  114,170
                                          ------------                ----------
   2003
   NScore Xtra..........................      1,151      $12.777148   $   14,706      1.4%       27.77%       0.00%
   NScore Lite..........................        642      $12.777148   $    8,209      1.4%       27.77%       0.00%
                                          ------------                ----------
                                              1,793                   $   22,915
                                          ------------                ----------
   GOLDMAN SACHS VARIABLE INSURANCE
     TRUST:
   GROWTH & INCOME SUBACCOUNT
   2005
   NScore Xtra..........................     12,577      $ 9.953801   $  125,190      1.4%        2.50%       3.38%
   NScore Lite..........................     44,120      $ 9.953801   $  439,161      1.4%        2.50%       3.38%
   NScore Premier.......................      8,917      $ 9.953801   $   88,757      1.4%        2.50%       3.38%
                                          ------------                ----------
                                             65,614                   $  653,108
                                          ------------                ----------
   2004
   NScore Xtra..........................      3,124      $ 9.711236   $   30,339      1.4%       17.15%       4.73%
   NScore Lite..........................      3,343      $ 9.711236   $   32,460      1.4%       17.15%       4.73%
                                          ------------                ----------
                                              6,467                   $   62,799
                                          ------------                ----------
   2003
   NScore Xtra..........................        120      $ 8.289314   $      997      1.4%       22.64%       1.45%
                                          ------------                ----------
   CORE U.S. EQUITY SUBACCOUNT
   2005
   NScore Xtra..........................     10,066      $11.317571   $  113,927      1.4%        5.04%       1.42%
   NScore Lite..........................     27,619      $11.317571   $  312,582      1.4%        5.04%       1.42%
   NScore Premier.......................      2,224      $11.317571   $   25,168      1.4%        5.04%       1.42%
                                          ------------                ----------
                                             39,909                   $  451,677
                                          ------------                ----------
   2004
   NScore Xtra..........................      5,642      $10.774073   $   60,789      1.4%       13.35%       1.50%
   NScore Lite..........................      3,350      $10.774073   $   36,088      1.4%       13.35%       1.50%
                                          ------------                ----------
                                              8,992                   $   96,877
                                          ------------                ----------
   2003
   NScore Xtra..........................      2,678      $ 9.505131   $   25,455      1.4%       27.69%       3.17%
   NScore Lite..........................        196      $ 9.505131   $    1,867      1.4%       27.69%       3.17%
                                          ------------                ----------
                                              2,874                   $   27,322
                                          ------------                ----------
   CAPITAL GROWTH SUBACCOUNT
   2005
   NScore Xtra..........................      2,196      $10.682403   $   23,457      1.4%        1.52%       0.15%
   NScore Lite..........................     23,148      $10.682403   $  247,279      1.4%        1.52%       0.15%
                                          ------------                ----------
                                             25,344                   $  270,736
                                          ------------                ----------

                                                                     (continued)

NATIONAL SECURITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      December 31, 2005

                                                                                                           INVESTMENT
                                          ACCUMULATION   VALUE PER       FAIR                    TOTAL       INCOME
                                            UNITS***        UNIT        VALUE      EXPENSES*    RETURN**   RATIO****
                                          ------------   ----------   ----------   ---------    --------   ----------
   GOLDMAN SACHS VARIABLE INSURANCE
     TRUST: (CONTINUED)
   CAPITAL GROWTH SUBACCOUNT (CONTINUED)
   2004
   NScore Xtra..........................      2,371      $10.522029   $   24,952      1.4%        7.58%       1.04%
   NScore Lite..........................     23,255      $10.522029   $  244,680      1.4%        7.58%       1.04%
                                          ------------                ----------
                                             25,626                   $  269,632
                                          ------------                ----------
   2003
   NScore Xtra..........................        607      $ 9.780917   $    5,936      1.4%       22.03%       0.66%
                                          ------------                ----------
   LAZARD RETIREMENT SERIES, INC.:
   EMERGING MARKETS SUBACCOUNT
   2005
   NScore Xtra..........................      6,356      $19.972051   $  126,936      1.4%       38.84%       0.33%
   NScore Lite..........................      3,149      $19.972051   $   62,896      1.4%       38.84%       0.33%
   NScore Premier.......................        945      $19.972051   $   18,882      1.4%       38.84%       0.33%
                                          ------------                ----------
                                             10,450                   $  208,714
                                          ------------                ----------
   2004
   NScore Xtra..........................      6,667      $14.384975   $   95,903      1.4%       28.78%       0.80%
   NScore Lite..........................      1,299      $14.384975   $   18,693      1.4%       28.78%       0.80%
                                          ------------                ----------
                                              7,966                   $  114,596
                                          ------------                ----------
   SMALL CAP SUBACCOUNT
   2005
   NScore Xtra..........................      8,887      $16.560566   $  147,172      1.4%        2.56%       0.00%
   NScore Lite..........................      3,420      $16.560566   $   56,632      1.4%        2.56%       0.00%
                                          ------------                ----------
                                             12,307                   $  203,804
                                          ------------                ----------
   2004
   NScore Xtra..........................      9,271      $16.146731   $  149,699      1.4%       13.30%       0.00%
   NScore Lite..........................      2,073      $16.146731   $   33,474      1.4%       13.30%       0.00%
                                          ------------                ----------
                                             11,344                   $  183,173
                                          ------------                ----------
   2003
   NScore Xtra..........................      1,348      $14.251640   $   19,216      1.4%       35.33%       0.00%
                                          ------------                ----------
   THE PRUDENTIAL SERIES FUND, INC.:
   JENNISON 20/20 FOCUS SUBACCOUNT
   2005
   NScore Xtra..........................      5,999      $12.486109   $   74,906      1.4%       19.59%       0.00%
   NScore Lite..........................      4,636      $12.486109   $   57,881      1.4%       19.59%       0.00%
   NScore Premier.......................      4,368      $12.486109   $   54,542      1.4%       19.59%       0.00%
                                          ------------                ----------
                                             15,003                   $  187,329
                                          ------------                ----------
   2004
   NScore Xtra..........................      9,934      $10.440691   $  103,720      1.4%       13.78%       0.00%
   NScore Lite..........................      6,050      $10.440691   $   63,162      1.4%       13.78%       0.00%
                                          ------------                ----------
                                             15,984                   $  166,882
                                          ------------                ----------
   2003
   NScore Xtra..........................      4,377      $ 9.176173   $   40,161      1.4%       27.02%       0.00%
   NScore Lite..........................        305      $ 9.176173   $    2,800      1.4%       27.02%       0.00%
                                          ------------                ----------
                                              4,682                   $   42,961
                                          ------------                ----------
   JENNISON SUBACCOUNT
   2005
   NScore Xtra..........................      4,156      $ 7.227488   $   30,037      1.4%       12.45%       0.00%
   NScore Lite..........................        859      $ 7.227488   $    6,209      1.4%       12.45%       0.00%
                                          ------------                ----------
                                              5,015                   $   36,246
                                          ------------                ----------
   2004
   NScore Xtra..........................      5,679      $ 6.427045   $   36,500      1.4%        7.71%       0.09%
   NScore Lite..........................      1,394      $ 6.427045   $    8,957      1.4%        7.71%       0.09%
                                          ------------                ----------
                                              7,073                   $   45,457
                                          ------------                ----------

                                                                     (continued)

NATIONAL SECURITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      December 31, 2005

                                                                                                           INVESTMENT
                                          ACCUMULATION   VALUE PER       FAIR                    TOTAL       INCOME
                                            UNITS***        UNIT        VALUE      EXPENSES*    RETURN**   RATIO****
                                          ------------   ----------   ----------   ---------    --------   ----------
   THE PRUDENTIAL SERIES FUND, INC.:
     (CONTINUED)
   JENNISON 20/20 FOCUS SUBACCOUNT
     (CONTINUED)
   2003
   NScore Lite..........................        995      $ 5.967201   $    5,936      1.4%       27.82%       0.00%
                                          ------------                ----------
   UBS SERIES TRUST:
   U.S. ALLOCATION SUBACCOUNT
   2005
   NScore Xtra..........................      1,997      $ 9.517604   $   19,011      1.4%        5.13%       1.31%
                                          ------------                ----------
   2004
   NScore Xtra..........................      2,138      $ 9.053038   $   19,355      1.4%        8.85%       0.30%
                                          ------------                ----------
   2003
   NScore Xtra..........................        694      $ 8.316999   $    5,776      1.4%       25.61%       0.00%
                                          ------------                ----------
   FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS 2:
   VIP MID CAP SUBACCOUNT
   2005
   NScore Xtra..........................      5,128      $18.357292   $   94,153      1.4%       16.39%       0.00%
   NScore Lite..........................     23,238      $18.357292   $  426,582      1.4%       16.39%       0.00%
   NScore Premier.......................      2,693      $18.357292   $   49,433      1.4%       16.39%       0.00%
                                          ------------                ----------
                                             31,059                   $  570,168
                                          ------------                ----------
   2004
   NScore Xtra..........................      3,260      $15.772044   $   51,422      1.4%       22.93%       0.00%
   NScore Lite..........................     12,709      $15.772044   $  200,443      1.4%       22.93%       0.00%
                                          ------------                ----------
                                             15,969                   $  251,865
                                          ------------                ----------
   2003
   NScore Lite..........................         86      $12.829995   $    1,106      1.4%       36.34%       0.00%
                                          ------------                ----------
   VIP CONTRAFUND SUBACCOUNT
   2005
   NScore Xtra..........................     14,193      $11.724900   $  166,402      1.4%       15.04%       0.12%
   NScore Lite..........................     36,032      $11.724900   $  422,475      1.4%       15.04%       0.12%
   NScore Premier.......................      3,184      $11.724900   $   37,333      1.4%       15.04%       0.12%
                                          ------------                ----------
                                             53,409                   $  626,210
                                          ------------                ----------
   2004
   NScore Xtra..........................     14,170      $10.191930   $  144,415      1.4%       13.56%       0.01%
   NScore Lite..........................     31,305      $10.191930   $  319,067      1.4%       13.56%       0.01%
                                          ------------                ----------
                                             45,475                   $  463,482
                                          ------------                ----------
   2003
   NScore Xtra..........................        863      $ 8.974539   $    7,742      1.4%       26.43%       0.00%
   NScore Lite..........................        123      $ 8.974539   $    1,103      1.4%       26.43%       0.00%
                                          ------------                ----------
                                                986                   $    8,845
                                          ------------                ----------
   VIP GROWTH SUBACCOUNT
   2005
   NScore Xtra..........................     19,171      $ 6.509857   $  124,804      1.4%        4.05%       0.30%
   NScore Lite..........................     26,132      $ 6.509857   $  170,113      1.4%        4.05%       0.30%
                                          ------------                ----------
                                             45,303                   $  294,917
                                          ------------                ----------
   2004
   NScore Xtra..........................     26,885      $ 6.256481   $  168,206      1.4%        1.69%       0.02%
   NScore Lite..........................     24,331      $ 6.256481   $  152,228      1.4%        1.69%       0.02%
                                          ------------                ----------
                                             51,216                   $  320,434
                                          ------------                ----------

                                                                     (continued)

NATIONAL SECURITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      December 31, 2005

                                                                                                           INVESTMENT
                                          ACCUMULATION   VALUE PER       FAIR                    TOTAL       INCOME
                                            UNITS***        UNIT        VALUE      EXPENSES*    RETURN**   RATIO****
                                          ------------   ----------   ----------   ---------    --------   ----------
   FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS 2: (CONTINUED)
   VIP GROWTH SUBACCOUNT (CONTINUED)
   2003
   NScore Xtra..........................      6,137      $ 6.152233   $   37,752      1.4%       30.71%       0.00%
   NScore Lite..........................        180      $ 6.152233   $    1,110      1.4%       30.71%       0.00%
                                          ------------                ----------
                                              6,317                   $   38,862
                                          ------------                ----------
   VIP EQUITY-INCOME SUBACCOUNT
   2005
   NScore Xtra..........................      1,139      $12.344563   $   14,060      1.4%        4.12%       1.44%
                                          ------------                ----------
   2004
   NScore Xtra..........................      1,144      $11.856466   $   13,568      1.4%        9.69%       0.00%
                                          ------------                ----------
   JANUS ASPEN SERIES -- SERVICE SHARES:
   WORLDWIDE GROWTH SUBACCOUNT
   2005
   NScore Lite..........................      2,438      $ 5.840921   $   14,241      1.4%        4.11%       1.31%
                                          ------------                ----------
   2004
   NScore Lite..........................      1,556      $ 5.610137   $    8,727      1.4%        3.08%       3.37%
                                          ------------                ----------
   BALANCED SUBACCOUNT
   2005
   NScore Lite..........................        722      $10.668607   $    7,702      1.4%        6.18%       3.55%
                                          ------------                ----------
   2004
   NScore Lite..........................        108      $10.047828   $    1,087      1.4%        6.79%       2.25%
                                          ------------                ----------
   2003
   NScore Lite..........................        109      $ 9.408634   $    1,022      1.4%       12.15%       2.43%
                                          ------------                ----------
   INTERNATIONAL GROWTH SUBACCOUNT
   2005
   NScore Lite..........................      6,470      $ 8.801164   $   56,943      1.4%       30.12%       1.41%
   NScore Premier.......................         51      $ 8.801164   $      448      1.4%       30.12%       1.41%
                                          ------------                ----------
                                              6,521                   $   57,391
                                          ------------                ----------
   2004
   NScore Lite..........................      1,641      $ 6.763671   $   11,098      1.4%       17.04%       0.97%
                                          ------------                ----------
   J.P. MORGAN SERIES TRUST II:
   SMALL COMPANY SUBACCOUNT
   2005
   NScore Xtra..........................      2,215      $12.472601   $   27,628      1.4%        1.99%       0.00%
   NScore Lite..........................      2,797      $12.472601   $   34,890      1.4%        1.99%       0.00%
                                          ------------                ----------
                                              5,012                   $   62,518
                                          ------------                ----------
   2004
   NScore Xtra..........................      2,073      $12.228991   $   25,351      1.4%       25.41%       0.00%
   NScore Lite..........................      1,719      $12.228991   $   21,020      1.4%       25.41%       0.00%
                                          ------------                ----------
                                              3,792                   $   46,371
                                          ------------                ----------
   2003
   NScore Xtra..........................        609      $ 9.751226   $    5,936      1.4%       34.10%       0.00%
                                          ------------                ----------
   MID CAP VALUE SUBACCOUNT
   2005
   NScore Xtra..........................     10,723      $17.904933   $  191,994      1.4%        7.71%       0.16%
   NScore Lite..........................     26,502      $17.904933   $  474,523      1.4%        7.71%       0.16%
   NScore Premier.......................      1,907      $17.904933   $   34,137      1.4%        7.71%       0.16%
                                          ------------                ----------
                                             39,132                   $  700,654
                                          ------------                ----------

                                                                     (continued)

NATIONAL SECURITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      December 31, 2005

                                                                                                           INVESTMENT
                                          ACCUMULATION   VALUE PER       FAIR                    TOTAL       INCOME
                                            UNITS***        UNIT        VALUE      EXPENSES*    RETURN**   RATIO****
                                          ------------   ----------   ----------   ---------    --------   ----------
   J.P. MORGAN SERIES TRUST II:
     (CONTINUED)
   MID CAP VALUE SUBACCOUNT (CONTINUED)
   2004
   NScore Xtra..........................      7,217      $16.623513   $  119,978      1.4%       19.38%       0.22%
   NScore Lite..........................      4,936      $16.623513   $   82,043      1.4%       19.38%       0.22%
                                          ------------                ----------
                                             12,153                   $  202,021
                                          ------------                ----------
   2003
   NScore Xtra..........................      3,633      $13.924440   $   50,589      1.4%       27.84%       0.00%
   NScore Lite..........................        257      $13.924440   $    3,583      1.4%       27.84%       0.00%
                                          ------------                ----------
                                              3,890                   $   54,172
                                          ------------                ----------
   MFS VARIABLE INSURANCE
     TRUST -- SERVICE CLASS:
   NEW DISCOVERY SUBACCOUNT
   2005
   NScore Lite..........................        898      $11.088033   $    9,954      1.4%        3.58%       0.00%
                                          ------------                ----------
   2004
   NScore Xtra..........................        337      $10.704295   $    3,605      1.4%        4.74%       0.00%
   NScore Lite..........................        898      $10.704295   $    9,615      1.4%        4.74%       0.00%
                                          ------------                ----------
                                              1,235                   $   13,220
                                          ------------                ----------
   2003
   NScore Xtra..........................        284      $10.220014   $    2,905      1.4%       31.59%       0.00%
                                          ------------                ----------
   INVESTORS GROWTH STOCK SUBACCOUNT
   2005
   NScore Xtra..........................      2,286      $10.196440   $   23,315      1.4%        2.79%       0.14%
   NScore Lite..........................      2,775      $10.196440   $   28,293      1.4%        2.79%       0.14%
                                          ------------                ----------
                                              5,061                   $   51,608
                                          ------------                ----------
   2004
   NScore Xtra..........................      2,349      $ 9.919542   $   23,301      1.4%        7.48%       0.00%
   NScore Lite..........................      1,764      $ 9.919542   $   17,502      1.4%        7.48%       0.00%
                                          ------------                ----------
                                              4,113                   $   40,803
                                          ------------                ----------
   TOTAL RETURN SUBACCOUNT
   2005
   NScore Xtra..........................      7,238      $12.130767   $   87,804      1.4%        1.18%       1.11%
   NScore Lite..........................      4,486      $12.130767   $   54,416      1.4%        1.18%       1.11%
                                          ------------                ----------
                                             11,724                   $  142,220
                                          ------------                ----------
   2004
   NScore Xtra..........................      1,532      $11.988710   $   18,368      1.4%        9.49%       1.47%
   NScore Lite..........................      2,749      $11.988710   $   32,950      1.4%        9.49%       1.47%
                                          ------------                ----------
                                              4,281                   $   51,318
                                          ------------                ----------
   2003
   NScore Xtra..........................        973      $10.949550   $   10,659      1.4%       14.40%       0.00%
   NScore Lite..........................      2,763      $10.949550   $   30,246      1.4%       14.40%       0.00%
                                          ------------                ----------
                                              3,736                   $   40,905
                                          ------------                ----------
   PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE SHARES:
   REAL RETURN SUBACCOUNT
   2005
   NScore Xtra..........................     25,160      $12.378441   $  311,451      1.4%        0.69%       3.02%
   NScore Lite..........................     52,364      $12.378441   $  648,183      1.4%        0.69%       3.02%
   NScore Premier.......................      3,737      $12.378441   $   46,254      1.4%        0.69%       3.02%
                                          ------------                ----------
                                             81,261                   $1,005,888
                                          ------------                ----------

                                                                     (continued)

NATIONAL SECURITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      December 31, 2005

                                                                                                           INVESTMENT
                                          ACCUMULATION   VALUE PER       FAIR                    TOTAL       INCOME
                                            UNITS***        UNIT        VALUE      EXPENSES*    RETURN**   RATIO****
                                          ------------   ----------   ----------   ---------    --------   ----------
   PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE SHARES: (CONTINUED)
   REAL RETURN SUBACCOUNT (CONTINUED)
   2004
   NScore Xtra..........................     12,948      $12.293387   $  159,174      1.4%        7.41%       1.16%
   NScore Lite..........................      5,846      $12.293387   $   71,863      1.4%        7.41%       1.16%
                                          ------------                ----------
                                             18,794                   $  231,037
                                          ------------                ----------
   2003
   NScore Xtra..........................      2,335      $11.445189   $   26,727      1.4%        7.35%       0.95%
   NScore Lite..........................      1,967      $11.445189   $   22,505      1.4%        7.35%       0.95%
                                          ------------                ----------
                                              4,302                   $   49,232
                                          ------------                ----------
   TOTAL RETURN SUBACCOUNT
   2005
   NScore Xtra..........................     15,976      $11.280852   $  180,223      1.4%        1.04%       3.48%
   NScore Lite..........................     15,555      $11.280852   $  175,475      1.4%        1.04%       3.48%
   NScore Premier.......................      4,923      $11.280852   $   55,539      1.4%        1.04%       3.48%
                                          ------------                ----------
                                             36,454                   $  411,237
                                          ------------                ----------
   2004
   NScore Xtra..........................     14,360      $11.164475   $  160,321      1.4%        3.44%       1.92%
   NScore Lite..........................     10,744      $11.164475   $  119,955      1.4%        3.44%       1.92%
                                          ------------                ----------
                                             25,104                   $  280,276
                                          ------------                ----------
   2003
   NScore Xtra..........................      6,510      $10.793274   $   70,263      1.4%        3.59%       2.44%
   NScore Lite..........................      1,227      $10.793274   $   13,240      1.4%        3.59%       2.44%
                                          ------------                ----------
                                              7,737                   $   83,503
                                          ------------                ----------
   GLOBAL BOND SUBACCOUNT
   2005
   NScore Xtra..........................      1,542      $12.105658   $   18,663      1.4%       -7.91%       2.59%
   NScore Lite..........................      3,518      $12.105658   $   42,589      1.4%       -7.91%       2.59%
   NScore Premier.......................         30      $12.105658   $      361      1.4%       -7.91%       2.59%
                                          ------------                ----------
                                              5,090                   $   61,613
                                          ------------                ----------
   2004
   NScore Xtra..........................      1,466      $13.145307   $   19,277      1.4%        9.07%       1.85%
   NScore Lite..........................      1,090      $13.145307   $   14,319      1.4%        9.07%       1.85%
                                          ------------                ----------
                                              2,556                   $   33,596
                                          ------------                ----------
   2003
   NScore Xtra..........................        786      $12.051967   $    9,467      1.4%       12.86%       2.15%
   NScore Lite..........................         89      $12.051967   $    1,077      1.4%       12.86%       2.15%
                                          ------------                ----------
                                                875                   $   10,544
                                          ------------                ----------
   ROYCE CAPITAL FUND:
   MICRO-CAP SUBACCOUNT
   2005
   NScore Xtra..........................        270      $18.144006   $    4,907      1.4%       10.07%       0.62%
   NScore Lite..........................      2,477      $18.144006   $   44,936      1.4%       10.07%       0.62%
                                          ------------                ----------
                                              2,747                   $   49,843
                                          ------------                ----------
   2004
   NScore Xtra..........................        671      $16.483556   $   11,058      1.4%       12.27%       0.00%
   NScore Lite..........................      1,301      $16.483556   $   21,441      1.4%       12.27%       0.00%
                                          ------------                ----------
                                              1,972                   $   32,499
                                          ------------                ----------

                                                                     (continued)

NATIONAL SECURITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      December 31, 2005

                                                                                                           INVESTMENT
                                          ACCUMULATION   VALUE PER       FAIR                    TOTAL       INCOME     INCEPTION
                                            UNITS***        UNIT        VALUE      EXPENSES*    RETURN**   RATIO****      DATE
                                          ------------   ----------   ----------   ---------    --------   ----------   ---------
   ROYCE CAPITAL FUND: (CONTINUED)
   MICRO-CAP SUBACCOUNT (CONTINUED)
   2003
   NScore Xtra..........................        199      $14.682104   $    2,918      1.4%       46.82%       0.00%
   NScore Lite..........................        501      $14.682104   $    7,356      1.4%       46.82%       0.00%
                                          ------------                ----------
                                                700                   $   10,274
                                          ------------                ----------
   SMALL-CAP SUBACCOUNT
   2005
   NScore Xtra..........................      5,879      $18.410976   $  108,237      1.4%        7.07%       0.00%
   NScore Lite..........................      4,968      $18.410976   $   91,464      1.4%        7.07%       0.00%
   NScore Premier.......................         20      $18.410976   $      364      1.4%        7.07%       0.00%
                                          ------------                ----------
                                             10,867                   $  200,065
                                          ------------                ----------
   2004
   NScore Xtra..........................      6,541      $17.196019   $  112,479      1.4%       23.22%       0.00%
   NScore Lite..........................      3,159      $17.196019   $   54,324      1.4%       23.22%       0.00%
                                          ------------                ----------
                                              9,700                   $  166,803
                                          ------------                ----------
   2003
   NScore Xtra..........................      1,682      $13.955225   $   23,476      1.4%       39.55%       0.00%
   NScore Lite..........................        212      $13.955225   $    2,958      1.4%       39.55%       0.00%
                                          ------------                ----------
                                              1,894                   $   26,434
                                          ------------                ----------
   DREYFUS VARIABLE INVESTMENT
     FUND -- SERVICE SHARES:
   APPRECIATION SUBACCOUNT
   2005
   NScore Xtra..........................      3,084      $12.406830   $   38,269      1.4%        2.68%       0.00%
   NScore Lite..........................      1,316      $12.406830   $   16,326      1.4%        2.68%       0.00%
                                          ------------                ----------
                                              4,400                   $   54,595
                                          ------------                ----------
   2004
   NScore Xtra..........................      3,097      $12.082562   $   37,425      1.4%        3.35%       1.74%
   NScore Lite..........................      1,300      $12.082562   $   15,700      1.4%        3.35%       1.74%
                                          ------------                ----------
                                              4,397                   $   53,125
                                          ------------                ----------
   2003
   NScore Xtra..........................      2,023      $11.691446   $   23,647      1.4%       16.91%       4.64%
   NScore Lite..........................        106      $11.691446   $    1,245      1.4%       16.91%       4.64%
                                          ------------                ----------
                                              2,129                   $   24,892
                                          ------------                ----------
   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCT TRUST CLASS 2:
   TEMPLETON FOREIGN SECURITIES
     SUBACCOUNT
   2005
   NScore Xtra..........................        823      $11.180721   $    9,194      1.4%       11.81%       0.00%     05/02/05
   NScore Premier.......................      3,299      $11.180721   $   36,888      1.4%       11.81%       0.00%     05/02/05
                                          ------------                ----------
                                              4,122                   $   46,082
                                          ------------                ----------
   FRANKLIN INCOME SECURITIES SUBACCOUNT
   2005
   NScore Lite..........................      1,635      $10.364866   $   16,945      1.4%        3.65%       0.00%     05/02/05
                                          ------------                ----------

---------------

      * This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

     ** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Although the

                                                                     (continued)

NATIONAL SECURITY VARIABLE ACCOUNT N
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      December 31, 2005

       Account commenced operations on March 18, 2003, it began tracking the value per unit on January 1, 2003. Accordingly, the 2003 total returns represent the return for the subaccount for the twelve month period ended December 31, 2003. Returns for 2004 and 2005 also represent a twelve month return except in the first year of inception. In the first year of inception, the returns are based on the period from inception date to period end.

    *** Accumulation units are rounded to the nearest whole number.

   **** The Investment Income Ratio represents the dividends for the periods indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets (by product). This ratio exclude those expenses, such as mortality and expense charges, that result in direct reductions to contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratios for funds that were eligible for investment during only a portion of the year are annualized.

NATIONAL SECURITY VARIABLE ACCOUNT N

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of National Security Life and Annuity Company and Contract Owners of National Security Variable Account N:

We have audited the accompanying statements of assets and contract owners' equity of National Security Variable Account N (comprised of the sub-accounts listed in note 2) (collectively, "the Account") as of December 31, 2005, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2005, and the results of its operations, changes in contract owners' equity, and the financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, OH
February 20, 2006

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National Security Variable Account N
Post Office Box 5363
Cincinnati, Ohio 45201-5363

Form 1322-NSLAC Rev. 2-06